November 1, 2014

Prospectus

	Class A	Class T	Class C	Class I
Compass EMP U.S. 500 Volatility Weighted Fund	CFLAX	CFLTX	CFLCX	CFLIX
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	CHSAX	CHSTX	CHSCX	CHSIX
Compass EMP International 500 Volatility Weighted Fund	CTIAX	CTITX	CTICX	CTIIX
Compass EMP Emerging Market 500 Volatility Weighted Fund	CMKAX	CMKTX	CMKCX	CMKIX
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	CUHAX	CUHTX	CUHCX	CUHIX
Compass EMP International 500 Enhanced Volatility Weighted Fund	CVHAX	CVHTX	CVHCX	CVHIX
Compass EMP REC Enhanced Volatility Weighted Fund	CWRAX	CWRTX	CWRCX	CWRIX
Compass EMP Commodity Strategies Volatility Weighted Fund	CCOAX	CCOTX	CCOCX	CCOIX
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	CCNAX	CCNTX	CCNCX	CCNIX
Compass EMP Long/Short Strategies Fund	CHLAX	CHLTX	CHLCX	CHLIX
Compass EMP Market Neutral Income Fund	CBHAX	CBHTX	CBHCX	CBHIX
Compass EMP Enhanced Fixed Income Fund	CEBAX	CEBTX	CEBCX	CEBIX
Compass EMP Ultra Short-Term Fixed Income Fund	COFAX	n/a	n/a	COFIX

This Prospectus provides important information about the Funds that you should know before investing.  Please Read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Prospectus –

FUND SUMMARY— COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND	1
FUND SUMMARY— COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND	4
FUND SUMMARY— COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND	7
FUND SUMMARY— COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND	10
FUND SUMMARY— COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND	14
FUND SUMMARY— COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND	17
FUND SUMMARY— COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND	21
FUND SUMMARY— COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND	25
FUND SUMMARY— COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND (formerly known as the COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND)	29
FUND SUMMARY— COMPASS EMP LONG/SHORT STRATEGIES FUND	33
FUND SUMMARY— COMPASS EMP MARKET NEUTRAL INCOME FUND (formerly known as COMPASS EMP LONG/SHORT FIXED INCOME FUND)	37
FUND SUMMARY— COMPASS EMP ENHANCED FIXED INCOME FUND	41
FUND SUMMARY— COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND	44
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	47
MANAGEMENT	58
HOW TO PURCHASE SHARES	60
HOW TO REDEEM SHARES	63
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	65
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	66
DISTRIBUTION OF SHARES	66
FINANCIAL HIGHLIGHTS	68
PRIVACY NOTICE	117

FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.34%	1.59%	2.09%	1.09%
Fee Waivers and Expense Reimbursement (1)	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.20%	1.45%	1.95%	0.95%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.95% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$690	$962	$1,254	$2,083
Class T	$492	$821	$1,173	$2,162
Class C	$198	$641	$1,111	$2,410
Class I	$97	$333	$587	$1,316

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are   not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 34.08% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of large capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. exchange.  The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  The Index includes only companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	12.32%
Worst Quarter:	6/3/13	1.79%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 5.36%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	24.59%	25.19%
Class A returns after taxes on distributions	23.66%	24.25%
Class A returns after taxes on distributions and sale of fund shares	13.89%	18.80%
Class C returns before taxes	31.17%	30.98%
Class T returns before taxes	27.21%	27.54%
Class I returns before taxes	32.57%	32.36%
CEMP U.S. Large Cap 500 Volatility Weighted Index	34.12%	34.19%
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes	32.39%	32.21%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.65%	1.90%	2.40%	1.40%
Fee Waivers and Expense Reimbursement (1)	(0.40)%	(0.40)%	(0.40)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.25%	1.50%	2.00%	1.00%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.00% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,029	$1,385	$2,386
Class T	$497	$889	$1,305	$2,463
Class C	$203	$710	$1,244	$2,706
Class I	$102	$404	$728	$1,645

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 69.43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of small capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. Exchange.  The Fund seeks to track the returns of the CEMP U.S. Small Cap 500 Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  The Index includes only companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks of U.S. issuers included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Smaller Capitalization Stock Risk.  The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	11.23%
Worst Quarter:	6/30/13	3.90%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 5.65%

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	32.96%	35.57%
Class A returns after taxes on distributions	30.06%	32.72%
Class A returns after taxes on distributions and sale of fund shares	18.60%	25.87%
Class C returns before taxes	40.27%	42.00%
Class T returns before taxes	36.00%	38.26%
Class I returns before taxes	41.60%	43.46%
CEMP U.S. Small Cap 500 Volatility Weighted Index	43.84%	47.04%
Russell 2000 Total Return reflects no deduction for fees, expenses or taxes	38.82%	43.06%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team. Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.61%	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	2.12%	2.62%	1.62%
Fee Waivers and Expense Reimbursement (2)	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.41%	1.66%	2.16%	1.16%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,086	$1,486	$2,601
Class T	$513	$947	$1,407	$2,678
Class C	$219	$770	$1,348	$2,917
Class I	$118	$465	$836	$1,880

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 90.18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of companies that have their headquarters in a developed country (other than the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Fund seeks to track the returns of the CEMP International 500 Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.  However, under unfavorable market conditions, the Fund invests at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Currency Risk.  The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Stock Market Risk.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk.  The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	9.24%
Worst Quarter:	6/30/13	(0.89)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.61%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	14.32%	18.00%
Class A returns after taxes on distributions	12.10%	15.91%
Class A returns after taxes on distributions and sale of fund shares	8.02%	12.73%
Class C returns before taxes	20.32%	23.54%
Class T returns before taxes	16.79%	20.30%
Class I returns before taxes	21.60%	24.75%
CEMP International 500 Volatility Weighted Index	23.89%	29.65%
MSCI EAFE Index reflects no deduction for fees, expenses or taxes	19.43%	24.23%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	2.07%	2.07%	2.07%	2.07%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	3.43%	3.68%	4.18%	3.18%
Fee Waivers and Expense Reimbursement (2)	(1.92)%	(1.92)%	(1.92)%	(1.92)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.51%	1.76%	2.26%	1.26%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.20% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1,399	$2,101	$3,952
Class T	$523	$1,266	$2,028	$4,025
Class C	$229	$1,095	$1,975	$4,240
Class I	$128	$800	$1,497	$3,352

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 48.99% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of companies that have their headquarters in emerging markets countries and the stock of which trades on an exchange in an emerging market country to track the returns of the CEMP Emerging Market 500 Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Fund’s definition of emerging market is similar to that used by the International Monetary Fund.  Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and Egypt (Africa).

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in an emerging markets country and the stock of which trades on an exchange in an emerging markets country.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Currency Risk.  The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•

Emerging Markets Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	1.47%
Worst Quarter:	6/30/13	(7.73)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 4.54%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(9.24)%	(4.42)%
Class A returns after taxes on distributions	(9.53)%	(4.74)%
Class A returns after taxes on distributions and sale of fund shares	(5.23)%	(3.51)%
Class C returns before taxes	(4.28)%	0.11%
Class T returns before taxes	(7.30)%	(2.13)%
Class I returns before taxes	(3.54)%	(0.94)%
Dow Jones Emerging Markets Index	(1.14)%	5.74%
CEMP Emerging Market 500 Volatility Weighted Index	(0.98)%	5.08%
MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes	(4.98)%	2.26%

The Fund has changed the index used to compare the Fund’s performance from the Dow Jones Emerging Markets Index to the MSCI Emerging Market Index. The Fund believes that MSCI Emerging Market Index is the appropriate index to compare its performance because the MSCI Emerging Market Index covers a wider variety of emerging market securities, which more closely aligns with the Fund’s strategy.

MSCI Emerging Market Index covers over 2,700 securities in 21 markets that are currently classified as EM countries. The EM equity universe spans large, mid, and small cap securities and can be segmented across styles and sectors.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.68%	1.93%	2.43%	1.43%
Fee Waivers and Expense Reimbursement (1)	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.60%	1.85%	2.35%	1.35%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,067	$1,428	$2,441
Class T	$531	$927	$1,348	$2,519
Class C	$238	$750	$1,288	$2,760
Class I	$137	$445	$774	$1,706

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 29.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of large capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. exchange.  The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges with consistent positive earnings (at least 4 most recent quarters) and weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. Large Cap 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. Large Cap 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's large cap stock component is reconstituted every March and September.  When the Index's exposure to the market is less than 100%, the uninvested assets will be invested in short term fixed income securities.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of U.S. issuers.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	12.21%
Worst Quarter:	6/30/13	1.60%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 5.00%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	23.98%	24.61%
Class A returns after taxes on distributions	23.32%	23.92%
Class A returns after taxes on distributions and sale of fund shares	13.56%	18.48%
Class C returns before taxes	30.55%	30.42%
Class T returns before taxes	26.63%	27.01%
Class I returns before taxes	32.39%	32.21%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index	34.12%	34.19%
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes	32.39%	32.21%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  There is no minimum initial investment for retirement accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.98%	2.23%	2.73%	1.73%
Fee Waivers and Expense Reimbursement (2)	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.66%	1.91%	2.41%	1.41%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.40% for each class of shares of the Fund.  The agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$734	$1,131	$1,553	$2,724
Class T	$537	$993	$1,475	$2,801
Class C	$244	$817	$1,416	$3,038
Class I	$144	$514	$909	$2,014

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 80.56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of large capitalization companies that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Fund seeks to track the returns of the CEMP International 500 Long/Cash Volatility Weighted Index (the “Index”) before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index’s large cap stock component is reconstituted every March and September.  However, under unfavorable market conditions, the Fund invests at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for stock investments primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Management Risk.  The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	8.72%
Worst Quarter:	6/30/13	(1.30)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.37%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	11.83%	13.06%
Class A returns after taxes on distributions	10.20%	11.58%
Class A returns after taxes on distributions and sale of fund shares	6.63%	9.25%
Class C returns before taxes	17.90%	18.40%
Class T returns before taxes	14.25%	15.22%
Class I returns before taxes	19.00%	19.50%
CEMP International 500 Long/Cash Volatility Weighted Index	34.12%	10.29%
MSCI EAFE reflects no deduction for fees, expenses or taxes	19.43%	24.23%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.37%	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.73%	1.98%	2.48%	1.48%
Fee Waivers and Expense Reimbursement (2)	(0.27)%	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.46%	1.71%	2.21%	1.21%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$715	$1,064	$1,436	$2,477
Class T	$518	$924	$1,356	$2,555
Class C	$224	$747	$1,296	$2,796
Class I	$123	$441	$782	$1,745

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 35.24% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of real estate investment trusts ("REITs") that are traded on a U.S. exchange.  The Fund seeks to track the returns of the CEMP REIT Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 100 largest REITs by market capitalization that trade on a U.S. exchange with consistent positive earnings (at least 4 most recent quarters) weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 100 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the Index, but without any allocation to cash.  In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's REIT component is reconstituted every March and September.  The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for REIT investments primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The use of "REC" in the Fund's name is intended to be representative of the two major aspects of the Fund's primary investment strategies: "RE" is referring to real estate-related investments, and "C" is referring to cash allocated to short-term fixed income securities when the Fund is defensively positioned.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.  The Fund is also subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

•

REIT Risk.  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	9.98%
Worst Quarter:	6/30/13	(3.25)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 3.96%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(1.30)%	2.47%
Class A returns after taxes on distributions	(2.43)%	1.35%
Class A returns after taxes on distributions and sale of fund shares	(0.71)%	1.41%
Class C returns before taxes	4.08%	7.36%
Class T returns before taxes	0.72%	4.40%
Class I returns before taxes	4.94%	8.31%
CEMP U.S. REIT Long/Cash Volatility Weighted Index	6.64%	12.12%
Dow Jones U.S. Select Real Estate Securities reflects no deduction for fees, expenses or taxes	1.31%	5.88%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Banaszak and Mr. Hallum have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Bateman have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.73%	1.98%	2.48%	1.48%
Fee Waivers and Expense Reimbursement (2)	(0.30)%	(0.30)%	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.43%	1.68%	2.18%	1.18%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$712	$1,061	$1,433	$2,475
Class T	$515	$922	$1,353	$2,552
Class C	$221	$744	$1,294	$2,793
Class I	$120	$438	$779	$1,743

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume.  The Fund seeks to track the returns of the CEMP Commodity Volatility Weighted Index (the "Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume.  The Index is weighted based on the volatility of each commodity.  Volatility is a measure of the historical dispersion of a futures contract's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular commodity to 25%.  The Fund defines commodities industries issuers as all commodity-related futures contracts.  The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests over 25% of its assets in the commodities industries.  For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.  The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

The Subsidiary's investments in such commodity futures are weighted based on the volatility of each commodity.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

•

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

•

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	3.39%
Worst Quarter:	6/30/13	(7.32)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was (1.00)%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(14.33)%	(13.98)%
Class A returns after taxes on distributions	(14.33)%	(13.98)%
Class A returns after taxes on distributions and sale of fund shares	(8.11)%	(10.63)%
Class C returns before taxes	(9.84)%	(10.01)%
Class T returns before taxes	(12.43)%	(12.30)%
Class I returns before taxes	(8.81)%	(9.02)%
CEMP Commodity Volatility Weighted Index	(8.85)%	7.89%
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes	(9.52)%	10.67%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Bateman and Mr. Banaszak have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Hallum have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  There is no minimum initial investment for retirement accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND (formerly known as the Compass EMP Commodity Long/Short Strategies Fund)

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	2.04%	2.29%	2.79%	1.79%
Fee Waivers and Expense Reimbursement (2)	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.66%	1.91%	2.41%	1.41%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$734	$1,143	$1,577	$2,779
Class T	$537	$1,005	$1,499	$2,855
Class C	$244	$829	$1,441	$3,091
Class I	$144	$526	$934	$2,074

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 41.81% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the "Subsidiary") that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume.  The Fund seeks to track the returns of the CEMP Commodity Long/Cash Volatility Weighted Index (the "CEMP Long/Cash Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the CEMP Long/Cash Index. The Fund may gain exposure to a commodity that is scheduled to be included in the Long/Short Index prior to the effective inclusion date.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The CEMP Long/Cash Index generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume but seeks to limit risk during unfavorable market conditions by reducing its exposure to the market by allocating to cash. Market conditions are measured by reference to the CEMP Commodity Volatility Weighted Index (the "Commodity Index"), which is composed of the same commodity futures as in the CEMP Long/Cash Index, but without any allocation to cash. In other words, the Commodity Index is always 100% invested in commodity futures.

During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the Commodity Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The CEMP Long/Cash Index will return to being fully invested in commodity futures if the month end value of the commodity futures in the Commodity Index returns to a -10% value from its daily high as of month end. However, if the Commodity Index declines further to 20% from its recent highest value, 25% of the CEMP Long/Cash Index will be reinvested from cash equivalents back into the commodity futures of the Commodity Index at their current commodity weighting. If the Commodity Index declines still further to 30% from the recent highest value, another 25% of the CEMP Long/Cash Index will be reinvested back into the commodity futures of the Commodity Index at their current commodity weighting. If the Commodity Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the CEMP Long/Cash Index will be reinvested back into the commodity futures of the CEMP Long/Cash Index.

The CEMP Long/Cash Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The CEMP Long/Cash Index's commodity futures component is reconstituted every March and September.

The Subsidiary's investments in such commodity futures are weighted based on the volatility of each commodity.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests at least 25% of its assets in the commodities industries.  The Fund defines commodities industries issuers as all commodity-related futures contracts.  For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

•

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

•

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	6/30/13	0.21%
Worst Quarter:	3/31/13	(3.30)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 1.20%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(10.60)%	(12.09)%
Class A returns after taxes on distributions	(10.60)%	(12.09)%
Class A returns after taxes on distributions and sale of fund shares	(6.00)%	(9.20)%
Class C returns before taxes	(5.89)%	(8.02)%
Class T returns before taxes	(8.66)%	(10.37)%
Class I returns before taxes	(4.75)%	(6.93)%
Barclays CTA Index	(1.46)%	4.43%
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes	(9.52)%	(10.67)%
CEMP Commodity Long/Cash Volatility Weighted Index	(0.15)%	34.19%
CEMP Commodity Volatility Weighted Index	(8.56)%	7.89%

The Fund has changed the index used to compare the Fund’s performance from the Barclays CTA Index to the Bloomberg Commodity Index. The Fund believes that the Bloomberg Commodity Index is the appropriate index to compare its performance because the Bloomberg Commodity Index more closely matches the composition of the Fund’s portfolio than the Barclays CTA Index.

The Bloomberg Commodity Index (formerly the Dow Jones-UBS Commodity Index) is a production/liquidity-weighted index consisting of the most widely traded commodities around the world.

CEMP Commodity Long/Cash Volatility Weighted Index is based on the month end price of the CEMP Commodity Volatility Weighted Index. The index seeks to limit risk during unfavorable market conditions by reducing its exposure to the market. During a period of market decline, the Index's exposure to the market may be as low as 25% depending on the magnitude of such decline.

CEMP Commodity Volatility Weighted Index consists of the 20 most liquid commodities with an equal weighting of risk among all the 20 commodities.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Bateman and Mr. Banaszak have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Hallum have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP LONG/SHORT STRATEGIES FUND

Investment Objective:  The Fund's objective is capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.82%	2.07%	2.57%	1.57%
Fee Waivers and Expense Reimbursement (2)	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.66%	1.91%	2.41%	1.41%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$734	$1,100	$1,489	$2,577
Class T	$537	$961	$1,410	$2,654
Class C	$244	$784	$1,351	$2,893
Class I	$144	$480	$840	$1,854

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 87.39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies.  The Fund defines equity securities to include common stock, futures on common stock or stock indices, options on common stock; and other entities, including limited partnerships and limited liability companies ("Underlying Funds"), that invest primarily in equity securities.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate debt.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The Fund's Advisor uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets.  The Fund may also invest in swaps to implement this long/short strategy. The Fund's Advisor uses the model to attempt to achieve high, low or negative correlations to the broader equity markets.  The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund's investment strategy.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

•

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	5.67%
Worst Quarter:	6/30/13	(2.54)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 2.16%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	0.28%	0.76%
Class A returns after taxes on distributions	0.28%	0.76%
Class A returns after taxes on distributions and sale of fund shares	0.16%	0.58%
Class C returns before taxes	5.17%	5.10%
Class T returns before taxes	2.49%	2.77%
Class I returns before taxes	6.55%	6.52%
Barclay Equity Long/Short reflects no deduction for fees, expenses or taxes	13.90%	10.27%
MSCI EAFE Stock Index	19.43%	24.23%
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes	32.39%	32.21%

The Fund has changed the index used to compare the Fund’s performance from the MSCI World Stock Index to the S&P 500. The Fund believes that the S&P 500 is the appropriate index to compare its performance because the domestic securities included in the S&P 500 more closely align with the Fund’s investments.

Standard & Poor’s 500 Total Return Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Bateman and Mr. Banaszak have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Hallum have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP MARKET NEUTRAL INCOME FUND

(formerly known as COMPASS EMP LONG/SHORT FIXED INCOME FUND)

Investment Objective:  The Fund's objective is high current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses (1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.55%	2.05%	1.05%
Fee Waivers and Expense Reimbursement (2)	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.25%	1.50%	2.00%	1.00%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.95% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$695	$958	$1,241	$2,046
Class T	$497	$817	$1,159	$2,125
Class C	$203	$637	$1,098	$2,373
Class I	$102	$328	$573	$1,276

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 190.17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by implementing a “market neutral” investment strategy whereby it seeks income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.  The Fund uses a multi-strategy approach.  It seeks income from (i) long positions in foreign or domestic dividend producing equity securities, of any market capitalization, listed on one of the CEMP Volatility Weighted Indexes and (ii) selling call and/or put options on broad based security indices (such as the S&P 500, Russell 1000 Value and Growth or MSCI EAFE) or exchange traded funds (“ETFs”) that track such indices.  A CEMP Volatility Weighted Index is an index compiled, created, sponsored or maintained by the Adviser, which provides broad equity market exposure coupled with fundamental criteria and an equal weighting of volatility among all securities in each index. The Fund hedges against market risk in its equity security investments by taking long and/or short positions in futures on broad based security indices or ETFs that track such indices.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, floating rate securities, certificates of deposit, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 10 years or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

•

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

•

Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

•

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

•

Small and Mid-Capitalization Stock Risk.  The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•

Sold Options Risk.  The Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the Fund sells the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	0.50%
Worst Quarter:	6/30/13	(2.20)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.97%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(8.61)%	(8.07)%
Class A returns after taxes on distributions	(8.61)%	(8.07)%
Class A returns after taxes on distributions and sale of fund shares	(4.87)%	(6.14)%
Class C returns before taxes	(3.72)%	(3.77)%
Class T returns before taxes	(6.69)%	(6.34)%
Class I returns before taxes	(2.61)%	(2.69)%
Barclays U.S Government Intermediate Government Index	(1.25)%	(1.22)%
Barclays Global Treasury ex U.S. reflects no deduction for fees, expenses or taxes	(4.88)%	4.59%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment Advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Bateman and Mr. Banaszak have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Hallum have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND

Investment Objective:  The Fund's objective is total return.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.97%	1.22%	1.72%	0.72%
Fee Waivers and Expense Reimbursement (2)	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.88%	1.13%	1.63%	0.63%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.60% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$660	$858	$1,073	$1,690
Class T	$461	$716	$989	$1,770
Class C	$166	$534	$926	$2,024
Class I	$65	$222	$393	$888

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 26.52% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily (long only) directly in fixed income securities issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes)

in fixed income securities, which it defines as including domestic and foreign treasury bills, notes, commercial paper, corporate and government debt and other forms of indebtedness.  The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles ("Underlying Funds").  Some Underlying Funds that invest in bond or interest rate derivatives may technically be considered commodity pools.  The Fund's investments will be weighted based on the volatility of each investment.  Volatility is a measure of the historical dispersion of an investment's price compared to its mean.  The weight of each investment is defined by its own volatility relative to the average volatility of other investments.  Investments with lower volatility receive a higher weighting and investments with higher volatility receive a lower weighting.  The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, notes, commercial paper and corporate bonds.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.

The Fund's target fixed income portfolio duration is two to ten years; however, the Fund may reduce the portfolio duration based on the rising trend of yields or the declining trend of fixed income securities prices.  In considering fixed income securities or indirect investments in fixed income securities, the credit rating for these securities is expected to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

•

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Leverage Risk. Using derivatives to increase the Fund's long exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	0.94%
Worst Quarter:	6/30/13	(3.00)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 2.06%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(7.78)%	(7.32)%
Class A returns after taxes on distributions	(7.85)%	(7.38)%
Class A returns after taxes on distributions and sale of fund shares	(4.40)%	(5.60)%
Class C returns before taxes	(2.76)%	(2.92)%
Class T returns before taxes	(5.71)%	(5.47)%
Class I returns before taxes	(1.85)%	(2.01)%
Barclays U.S. Government Intermediate Government Index	(1.25)%	(1.22)%
Barclays Global Treasury ex U.S. reflects no deduction for fees, expenses or taxes	(4.88)%	4.59%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Bateman and Mr. Banaszak have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Hallum have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND

Investment Objective:  The Fund's objective is current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.31%	0.31%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.97%	0.72%
Fee Waivers and Expense Reimbursement (2)	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.71%	0.46%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.45% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$172	$380	$606	$1,254
Class I	$47	$204	$375	$870

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in domestic and foreign treasury bills and notes, commercial paper and corporate debt.  The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less.  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares.  Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	6/30/13	0.13%
Worst Quarter:	12/31/13	0.07%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.25%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s Class I will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
	1 Year	Since Inception (11/19/2012)
Class A returns before taxes	(0.60)%	(0.54)%
Class A returns after taxes on distributions	(0.79)%	(0.70)%
Class A returns after taxes on distributions and sale of fund shares	(0.36)%	(0.50)%
Class I returns before taxes	0.73%	0.65%
Citigroup 3-Month Treasury Bill reflects no deduction for fees, expenses or taxes	0.05%	0.05%

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, CIO and Portfolio Manager of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, Dan Banaszak, Portfolio Manager of the Advisor, David Hallum, Portfolio Manager of the Advisor, and Robert Bateman, Portfolio Manager of the Advisor, serve as the Fund's Portfolio Management Team.  Mr. Hammers, Mr. Bateman and Mr. Banaszak have each served as a Portfolio Manager to the Fund since it commenced operations.  Mr. Pazdan and Mr. Hallum have each served as a Portfolio Manager to the Fund since 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500, and the minimum subsequent investment is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

Compass EMP U.S. 500 Volatility Weighted Fund ("U.S. 500 Fund")

The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund ("Small Cap Fund")

The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

Compass EMP International 500 Volatility Weighted Fund ("International Fund")

The Fund seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

Compass EMP Emerging Market 500 Volatility Weighted Fund ("Emerging Market Fund")

The Fund seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund ("U.S. 500 Enhanced Fund")

The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

Compass EMP International 500 Enhanced Volatility Weighted Fund ("International 500 Enhanced Fund")

The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

Compass EMP REC Enhanced Volatility Weighted Fund ("REC Fund")

The Fund seeks to provide investment results that match the performance of the CEMP REIT Hedged Volatility Weighted Index before expenses.

Compass EMP Commodity Strategies Volatility Weighted Fund ("Commodity Strategies Fund")

The Fund seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

Compass EMP Commodity Strategies Enhanced Volatility Weighed Fund ("Commodity Enhanced Fund")

The Fund seeks to provide investment results that match the performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses.

Compass EMP Long/Short Strategies Fund ("Long/Short Fund")

The Fund's objective is capital appreciation.

Compass EMP Market Neutral Income Fund ("Market Neutral Income Fund")

The Fund's objective is high current income.

Compass EMP Enhanced Fixed Income Fund ("Enhanced Fixed Income Fund")

The Fund's objective is total return.

Compass EMP Ultra Short-Term Fixed Income Fund ("Ultra Short-Term Fund")

The Fund's objective is current income.

Each Fund's investment objective(s) is/are a non-fundamental policy and may be changed by the Funds' Board of Trustees upon 60 days' written notice to shareholders.  Each Fund with an 80% or 30% investment policy may have this policy changed by the Board of Trustees upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

U.S. 500 Fund

The CEMP U.S. Large Cap 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges by market capitalization.  The Index includes only companies with positive earnings for the previous four quarters.  The Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the Index.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September.  Stocks that would otherwise be included in the Index may be excluded if their inclusion would cause the Index to have more than 25% exposure to any particular sector.  In such event, the stock of the smallest company by market capitalization in the Index in the over-exposed sector is removed from the Index until the exposure is at or less than 25%.  Companies may be added to the Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

Small Cap Fund

The CEMP U.S. Small Cap 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange.  The Index includes only companies with positive earnings for at least the previous four quarters.  The Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the Index.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September.  Stocks that would otherwise be included in the Index may be excluded if their inclusion would cause the Index to have more than 25% exposure to any particular sector.  In such event, the stock of the smallest company by market capitalization in the Index in the over-exposed sector is removed from the Index until the exposure is at or less than 25%.  Companies may be added to the Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

International Fund

The CEMP International 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Index includes only companies with positive earnings for the previous four quarters and sufficient liquidity based on the average volume of shares traded.  The Fund considers trading volume sufficient if the price of a company's shares is not materially impacted by the Fund's buying and selling.  The Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the Index.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September.  Stocks that would otherwise be included in the Index may be excluded if their inclusion would cause the Index to have more than 20% exposure to any particular country.  In such event, the stock of the smallest company by market capitalization in the Index in the over-exposed country is removed and replaced with the stock of the next largest company from a different country until the exposure for all countries is at or less than 20%.  Companies may be added to the Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

Emerging Market Fund

The CEMP International 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in an emerging markets country and the stock of which trades on an exchange in an emerging markets country.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Index includes only those companies with consistent positive earnings and is weighted based on the volatility of each stock.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.

U.S. 500 Enhanced Fund

The CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (the "U.S. 500 Long/Cash Index") is an unmanaged index that generally consists of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index as described above.

The U.S. 500 Long/Cash Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. Large Cap 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 500 Volatility Weighted Index, exposure to the market may be as low as

25% depending on the magnitude and duration of such decline.  The U.S. 500 Long/Cash Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. Large Cap 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the U.S. 500 Long/Cash Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the U.S. 500 Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the U.S. 500 Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting and the U.S. 500 Long/Cash Index will then be 100% invested in stocks.

When the U.S. 500 Long/Cash Index's exposure to the market is less than 100%, the Fund's uninvested assets will be invested in short term fixed income securities, including U.S. Treasury bills and notes, money market funds, commercial paper and corporate debt, or in other entities that invest in such fixed income securities.

International 500 Enhanced Fund

The CEMP International 500 Long/Cash Volatility Weighted Index (the "International 500 Long/Cash Index") is an unmanaged index that generally consists of the stocks in the CEMP International 500 Volatility Weighted Index as described above.

The International 500 Long/Cash Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The International 500 Long/Cash Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the International 500 Long/Cash Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the International 500 Long/Cash Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the International 500 Long/Cash Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the International 500 Long/Cash Index will then be 100% invested in stocks.

When the International 500 Long/Cash Index's exposure to the market is less than 100%, the Fund's uninvested assets will be invested in short term fixed income securities, including U.S. Treasury bills and notes, money market funds, commercial paper and corporate debt, or in other entities that invest in such fixed income securities.

REC Fund

The CEMP REIT Long/Cash Volatility Weighted Index (the "REIT Long/Cash Index") is an unmanaged index that generally consists of the common stock of the 100 largest real estate investment trusts ("REITs") by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges.  The REIT Long/Cash Index includes only companies with positive earnings for the previous four quarters.  The REIT Long/Cash Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the REIT Long/Cash Index.  The REIT Long/Cash Index may include less than 100 stocks depending on the number of companies meeting the REIT Long/Cash Index's criteria. The REIT Long/Cash Index is reconstituted every March and September.  Stocks that would otherwise be included in the REIT Long/Cash Index may be excluded if their inclusion would cause the Index to have more than 25% exposure to any particular type of REIT (e.g., apartments, storage, shopping centers).  In such event, the stock of the smallest company by market capitalization in the REIT Long/Cash Index of the over-exposed type is removed from the REIT Long/Cash Index until the exposure is at or less than 25%.  Companies may be added to the REIT Long/Cash Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

The REIT Long/Cash Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the REIT Long/Cash Index, but without any allocation to cash.  In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The REIT Long/Cash Index will return to being fully invested if the month end value of the stocks in the

CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the REIT Long/Cash Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the REIT Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the REIT Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the REIT Long/Cash Index will then be 100% invested in stocks.

When the REIT Long/Cash Index's exposure to the market is less than 100%, the Fund's uninvested assets will be invested in short term fixed income securities, including U.S. Treasury bills and notes, money market funds, commercial paper and corporate debt, or in other entities that invest in such fixed income securities.

Commodity Strategies Fund

The CEMP Commodity Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume.  The Index is weighted based on the volatility of each commodity.  The Index is reconstituted every March and September and is adjusted to limit the exposure to any one commodity to 25%.  As a non-principal strategy, the Subsidiary may invest in other entities, such as limited partnerships (including commodity pools) and limited liability companies that invest primarily in commodity futures.

CEMP Commodity Volatility Weighted Index (the "Index") is the exclusive property of Compass Efficient Model Portfolios, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) ("S&P Dow Jones Indices") to calculate and maintain the Index. S&P® and S&P Custom Indices® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); Dow Jones® is a registered is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed to S&P Dow Jones Indices. "Calculated by S&P Custom Indices" and its related stylized mark(s) are service marks of SPFS and have been licensed for use by S&P Dow Jones Indices and sublicensed for certain purposes by Compass Efficient Model Portfolios, LLC.

Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Volatility Weighted Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, "S&P Dow Jones Indices Entities"). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Volatility Weighted Fund or any member of the public regarding the advisability of investing in securities generally or in Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Volatility Weighted Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Compass Efficient Model Portfolios, LLC with respect to the Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Index. S&P Dow Jones Indices Entities is not responsible for and has not participated in the determination of the prices and amount of the Compass EMP Commodity Strategies Volatility Weighted Fund or the timing of the issuance or sale of the Compass EMP Commodity Strategies Volatility Weighted Fund or in the determination or calculation of the equation by which the Compass EMP Commodity Strategies Volatility Weighted Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Compass EMP Commodity Strategies Volatility Weighted Fund.  S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY COMPASS EFFICIENT MODEL PORTFOLIOS, LLC, OWNERS OF THE COMPASS EFFICIENT MODEL PORTFOLIOS, LLC'S COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

Subsidiary

By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Sub-chapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income").  The Fund may also make investments in certain commodity-linked securities through the Subsidiary because income from these securities is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the security directly.

The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M.  The Fund does not have a private letter ruling, but fully intends to comply with the IRS' rules if the IRS were to change its position.  To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary's investments during the fiscal year.  Such dividend distributions are "qualifying income" pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Commodity Enhanced Fund

The Fund seeks to achieve its investment objective by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume.  The Fund seeks to track the returns of the CEMP Commodity Long/Cash Volatility Weighted Index (the "Long/Cash Index") before expenses.  The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index.  The Fund's portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Long/Cash Index. The Fund may gain exposure to a commodity that is scheduled to be included in the Long/Short Index prior to the effective inclusion date.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The CEMP Long/Cash Index generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume but seeks to limit risk during unfavorable market conditions by reducing its exposure to the market by allocating to cash. Market conditions are measured by reference to the CEMP Commodity Volatility Weighted Index (the "Commodity Index"), which is composed of the same commodity futures as in the CEMP Long/Cash Index, but without any allocation to cash. In other words, the Commodity Index is always 100% invested in commodity futures.

The Commodity Index is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume.  The Commodity Index is weighted based on the volatility of each commodity.  Volatility is a measure of the historical dispersion of a futures contract's price compared to its mean.  The weight of each member in the Commodity Index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting.  The Commodity Index is reconstituted every March and September and is adjusted to limit exposure to any particular commodity to 25%.

During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the Commodity Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The CEMP Long/Cash Index will return to being fully invested in commodity futures if the month end value of the commodity futures in the Commodity Index returns to a -10% value from its daily high as of month end. However, if the Commodity Index declines further to 20% from its recent highest value, 25% of the CEMP Long/Cash Index will be reinvested from cash equivalents back into the commodity futures of the Commodity Index at their current commodity weighting. If the Commodity Index declines still further to 30% from the recent highest value, another 25% of the CEMP Long/Cash Index will be reinvested back into the commodity futures of the Commodity Index at their current commodity weighting. If the Commodity Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the CEMP Long/Cash Index will be reinvested back into the commodity futures of the CEMP Long/Cash Index.

The CEMP Long/Cash Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The CEMP Long/Cash Index's commodity futures component is reconstituted every March and September.

The Subsidiary's investments in such commodity futures are weighted based on the volatility of each commodity.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests at least 25% of its assets in the commodities industries.  The Fund defines commodities industries issuers as all commodity-related futures contracts.  For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.

The CEMP Long/Cash Index is the exclusive property of Compass Efficient Model Portfolios, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) ("S&P Dow Jones Indices") to calculate and maintain the CEMP Long/Cash Index. S&P® and S&P Custom Indices® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); Dow Jones® is a registered is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed to S&P Dow Jones Indices. "Calculated by S&P Custom Indices" and its related stylized mark(s) are service marks of SPFS and have been licensed for use by S&P Dow Jones Indices and sublicensed for certain purposes by Compass Efficient Model Portfolios, LLC.

Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, "S&P Dow Jones Indices Entities"). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund or any member of the public regarding the advisability of investing in securities generally or in Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund particularly or the ability of the CEMP Long/Cash Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Compass Efficient Model Portfolios, LLC with respect to the CEMP Long/Cash Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the CEMP Long/Cash Index. S&P Dow Jones Indices Entities is not responsible for and has not participated in the determination of the prices and amount of the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund or the timing of the issuance or sale of the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund or in the determination or calculation of the equation by which the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund.  S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the CEMP Long/Cash Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE CEMP LONG/CASH INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY COMPASS EFFICIENT MODEL PORTFOLIOS, LLC, OWNERS OF THE COMPASS EFFICIENT MODEL PORTFOLIOS, LLC'S COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CEMP LONG/CASH INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

Subsidiary

The Fund will invest up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary.  The Subsidiary will invest primarily in that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.  The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Sub-chapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income").  The Fund may also make investments in certain commodity-linked securities through the Subsidiary because income from these securities is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the security directly.

The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M.  The Fund does not have a private letter ruling, but fully intends to comply with the IRS' rules if the IRS were to change its position.  To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary's investments during the fiscal year.  Such dividend distributions are "qualifying income" pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary.

When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Fund’s custodian also serves as the custodian to the Subsidiary.

Investment advisers to the Subsidiary will also comply with the provisions of the 1940 Act regarding investment advisory contracts and are considered to be an investment adviser to the Fund under the 1940 Act.

Long/Short Fund

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies.  The Fund defines equity securities to include common stock, futures on common stock or stock indices, limited partnerships and limited liability companies, that invest primarily in equity securities.

The Fund's Advisor uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets.  The Fund's Advisor uses the model to attempt to achieve high, low or negative correlations to the broader equity markets.

Market Neutral Income Fund

The Fund seeks to achieve its investment objectives by implementing a “market neutral” investment strategy whereby it seeks income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The Fund uses a multi-strategy approach.  It seeks income from (i) long positions in foreign or domestic dividend producing equity securities listed on one of the CEMP Volatility Weighted Indexes and (ii) selling call and/or put options on broad based security indices (such as the S&P 500, Russell 1000 Value and Growth or MSCI EAFE) or exchange traded funds (“ETFs”) that track such indices.  A CEMP Volatility Weighted Index is an index compiled, created, sponsored or maintained by the Adviser, which provides broad equity market exposure coupled with fundamental criteria and an equal weighting of volatility among all securities in each index. The Fund hedges against market risk in its equity security investments by taking long and/or short positions in futures on broad based security indices or ETFs that track such indices.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, floating rate securities, certificates of deposit, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 10 years or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Enhanced Fixed Income Fund

The Fund seeks to achieve its investment objectives by investing primarily (long only) directly in fixed income securities issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments.  The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles, including commodity pools.  The Fund's fixed income investments will be weighted based on the volatility of each investment.

The Fund's target bond duration is two to ten years; however, the Fund may reduce the bond duration based on the rising trend of yields or the declining trend of bond prices.  In considering fixed income securities or indirect investments in investment companies or other entities that invest in fixed income securities, credit rating for these securities is expected to be investment grade (defined as having a rating of BBB- and above).

Ultra Short-Term Fund

The Fund seeks to achieve its investment objectives by investing primarily in domestic and foreign treasury bills and notes, commercial paper and corporate debt.  The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less.  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Manager-of-Managers Structure

The Trust and the Advisor have received an exemptive order (the "Order") from the SEC that permits the Advisor, with Board of Trustees approval, to enter into sub-advisory agreements with sub-advisers without obtaining shareholder approval.  The Order also permits the Advisor, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Advisor and the Trustees believe such action will benefit a Fund and its shareholders.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor.

Temporary Defensive Positions

From time to time, any Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Funds may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although a Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. Each Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective.  Each Fund's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. Each Fund is not intended to be a complete investment program.

The following section summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund's Fund Summary section of its Prospectus.

Each Fund is subject to the following principal investment risks as noted below.

Risk	Commodity	Currency	Emerging Markets	Fixed Income	Foreign Exposure	Futures	Hedging	Index	Junk Bond	Leverage	Liquidity	Management	Put Options	Real Estate	REIT	Short Position	Small and Mid-Capitalization Stock	Smaller Capitalization Stock	Sold Options	Stock Market	Tracking	Underlying Funds	Wholly-Owned Subsidiary
U.S. 500 Fund												X								X	X
Small Cap Fund												X						X		X	X
International Fund		X			X							X								X	X
Emerging Market Fund		X	X		X						X	X								X	X
U.S. 500 Enhanced Fund				X					X			X								X	X
International 500 Enhanced Fund		X		X	X				X			X								X	X
REC Fund				X	X				X			X		X	X					X	X
Commodity Strategies Fund	X			X	X	X			X	X		X									X		X
Commodity Enhanced Fund	X			X	X	X			X	X		X	X								X		X
Long/Short Fund				X		X			X	X		X				X				X		X
Market Neutral Income Fund		X		X	X	X	X	X	X	X		X				X	X		X
Enhanced Fixed Income Fund		X		X	X	X			X	X		X										X
Ultra Short-Term Fund				X	X				X			X

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Commodity Risk. When the Funds invest directly in securities or indirectly in entities that invest in (1) companies that derive a large portion of their revenue or profit from commodities or (2) commodity-linked securities, the Funds will be exposed to commodity-related risks.  The Funds may also invest directly or indirectly in commodity-related futures contracts that are exposed to commodity-related risks. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

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Currency Risk. Although each Fund will report its net asset value and pay dividends in U.S. dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk.  This means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.  Also, the limited partnerships and limited liability companies in which the Funds invest may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

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Emerging Markets Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

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Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases.  In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o

Foreign Exchanges Risk:  The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

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Futures Risk. The Funds' use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the Advisor's expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike some securities upon which they are based.

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Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

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Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

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Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These securities are considered speculative.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Fund's share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund's ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Fund's share price.  If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

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Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than would otherwise be the case.

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Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular derivative or security that a Fund is long or short and may not produce the desired results.  The Advisor's judgments about the expected return of a security or derivative in relation to an index, which some Funds seek to track, may prove to be incorrect and cause a Fund's returns to differ from that of its respective index.

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Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

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Real Estate Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are also heavily dependent upon the success of their management teams and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

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REIT Risk.  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

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Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

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Small and Mid-Capitalization Stock Risk.  The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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Smaller Capitalization Stock Risk. The earnings and prospects of smaller sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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Sold Options Risk.  The Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the Fund sells the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

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Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

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Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund may pay performance based fees to its manager.  Underlying Funds are subject to specific risks, depending on the nature of the investment strategy of the fund.

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Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, the Fund wholly owns and controls the Subsidiary.  The investments of the Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary.  Also, the Advisor, in managing the Subsidiary's portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES

A description of the Funds' policies regarding disclosure of the securities in each Fund's portfolio is found in the Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling toll free 1-888-944-4367.

MANAGEMENT

Investment Adviser:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP (the "Advisor"), a Tennessee limited liability company located at 213 Overlook Circle, Suite A-1, Brentwood, TN 37027, serves as investment adviser to the Funds.  Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds' business affairs.  The Advisor is responsible for selecting each Fund's investments according to its investment objective, polices, and restrictions.  The Advisor was established in 1996 and has been advising mutual funds since 2008.  As of June 30, 2013, Compass Efficient Model Portfolios, LLC had approximately $1.01 billion in assets under management.

Pursuant to a Management Agreement, each Fund pays the Advisor, on a monthly basis, an annual advisory fee based on the Fund's average daily net assets, as described in the table below.  Additionally, the Advisor has contractually agreed to waive fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (exclusive of any taxes, interest, brokerage commissions,   acquired fund fees and expenses, 12b-1 distribution and/or servicing fees, and extraordinary expenses such as litigation or reorganization costs inclusive of organizational costs incurred prior to the commencement of operations) at the following amount through October 31, 2015:

Fund	Management Fee	Expense Limit
U.S. 500 Fund	0.85%	0.95%
Small Cap Fund	0.90%	1.00%
International Fund	1.00%	1.15%
Emerging Market Fund	1.05%	1.20%
U.S. 500 Enhanced Fund	1.25%	1.35%
International 500 Enhanced Fund	1.25%	1.40%
REC Fund	1.05%	1.15%
Commodity Strategies Fund	1.05%	1.15%
Commodity Enhanced Fund	1.25%	1.35%
Long/Short Fund	1.25%	1.35%
Market Neutral Income Fund	0.75%	0.95%*
Enhanced Fixed Income Fund	0.50%	0.60%
Ultra Short-Term Fund	0.40%	0.45%

*The Advisor has contractually agreed to waive fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (exclusive of any taxes, interest, brokerage commissions,  acquired fund fees and expenses, 12b-1 distribution and/or servicing fees, and extraordinary expenses such as litigation or reorganization costs inclusive of organizational costs incurred prior to the commencement of operations) at 0.90% through February 3, 2015 and 0.95% from February 4, 2015 through October 31, 2015.

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement is available in each Fund's most recent annual report to shareholders for the period ended June 30, 2013.

Portfolio Managers:

Stephen Hammers, CIMA, is the Chief Investment Officer and a Portfolio Manager of the Advisor. Mr. Hammers has served in those roles since March of 2003 when the Advisor was registered with the SEC.

Alex Pazdan is a Portfolio Manager of the Advisor, where he has been employed since 2010.  Mr. Pazdan is also a founding principal of Persistent Capital Management, a Commodity Trading Advisor launched in 2002. Prior to starting Persistent Capital, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Advisor, in St. Louis, Missouri.

Dan Banaszak is a Portfolio Manager of the Advisor, where he has been employed since 2011.  Prior to joining the Advisor, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade from 2010 to 2011 and an options trader with Lerner Trading Group from 2007 to 2010.

David Hallum is a Portfolio Manager of the Advisor, where he has been employed since 2005.  Mr. Hallum was instrumental in creating the tools used to manage the asset allocation of the funds and coordinates all fund equity trading activities.  In addition, to his internal efforts at Compass EMP Funds, he founded Planning Templates, Inc., which creates Excel-based financial planning tools for financial advisors.

Rob Bateman is a Portfolio Manager of the Advisor, where he has been employed since 2007.  Prior to joining the Advisor, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. from 2004 to 2007 and at PFIC Securities from 2000 to 2004.

The Funds' Statement of Additional Information provides additional information about each Portfolio Manager's compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares of a Fund.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds' investments are valued each day at the last quoted sales price on each investment's primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Fund's NAV will reflect certain portfolio investments' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

A Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund.  In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using a Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes:  This Prospectus describes four classes of shares offered by each Fund: Class A, Class T, Class C and Class I (except for the Ultra Short-Term Fund, which offers only Class A and Class I shares).  The Funds offer these classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares.  Each class of shares in a Fund represents an interest in the same portfolio of investments within the Fund.  The Funds reserves the right to waive sales charges.  All share classes may not be available in all states.

Class A and Class T Shares

Class A and Class T shares are offered at the public offering price, which is net asset value per share plus the applicable sales charge.  The minimum initial investment in the Class A and Class T shares is $2,500 and the minimum subsequent investment is $50.  There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  If you invest in more than one class of a Fund, you should notify the Fund of your combined Class A and Class T purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. Class A and Class T shares pay up to 0.25% and 0.50%, respectively, on an annualized basis of the average daily net assets of the class as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services.  The following sales charges apply to your purchases of Class A and Class T shares of the Fund:

Class A (All Funds except Ultra Short-Term Fund) Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above	1.00%	1.01%	1.00%

Class A Ultra Short-Term Fund Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	1.00%	1.01%	1.00%
$50,000 but less than $100,000	0.80%	0.81%	0.80%
$100,000 but less than $250,000	0.60%	0.60%	0.60%
$250,000 but less than $500,000	0.40%	0.40%	0.40%
$500,000 but less than $1,000,000	0.20%	0.20%	0.20%
$1,000,000 and above	0.10%	0.10%	0.10%

Class T Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above	0.50%	0.51%	0.50%

You may be able to buy Class A Shares and Class T Shares without a sales charge (i.e. "load-waived") when you are:

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reinvesting dividends or distributions;

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participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

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exchanging an investment in Class A Shares or Class T Shares of another fund for an investment in the Fund, subject to Advisor’s approval;

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a current or former director or trustee of the Trust;

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an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Fund's Advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

•

purchasing shares through the Fund's Advisor; or

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purchasing shares through a financial services firm (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with the Funds.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A and Class T shares of any Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•

an individual;

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an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

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a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Fund's distributor, Northern Lights Distributors, LLC at the time of your purchase. You will need to give the Distributor your account numbers.  Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A and Class T shares of any Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude a Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class C Shares:  Class C shares of a Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of a Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in the Class C shares is $2,500 and the minimum subsequent investment is $50.  There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts.

Class I Shares:  Class I shares of a Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class T and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund.  Class I shares require a minimum initial investment of $100,000.  There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of a Fund by sending a completed application form to the following address:

Regular Mail Compass EMP Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Compass EMP Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including a Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Transactions through www.CompassEMPFunds.com:  You may purchase the Fund's shares and redeem the Fund's shares through the website www.CompassEMPFunds.com.  To establish Internet transaction privileges you must enroll through the website.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user's agreement through the website in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase shares through the website you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check to the address of record, or if your account has existing bank information, by wire or ACH.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the website.  The Funds imposes a limit of $50,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the Funds and its service providers have established certain security procedures, the Funds, its distributor and its transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Funds nor its transfer agent, distributor nor Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Automatic Investment Plan:  You may participate in a Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-888-944-4367 for more information about a Fund's Automatic Investment Plan.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with a Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of a Fund.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in a Fund, please call the Funds at 1-888-944-4367 for wiring instructions and to notify a Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. A Fund will normally accept wired funds for investment on the day received if they are received by a Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Minimum and Additional Investment Amounts:  The minimum initial investment in Class A, Class T and Class C shares is $2,500 and the minimum subsequent investment is $50.  The minimum initial investment in Class I shares is $100,000.  Subsequent investment in Class I shares may be in any amount.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.  A Fund reserves the right to waive any investment minimum.

A Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the Funds.  A Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, a Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•

the name of the Fund

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the "Compass EMP Funds"

Retirement Plans:  You may purchase shares of a Fund for your individual retirement plans.  Please call the Funds at
1-888-944-4367 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Compass EMP Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Compass EMP Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-888-944-4367.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

A Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  A Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund's transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan:  If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in a Fund's Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account.  Please contact the Funds at 1-888-944-4367 for more information about the Fund's Automatic Withdrawal Plan.

Transactions through www.CompassEMPFunds.com:  You may redeem a Fund's shares through the website www.CompassEMPFunds.com as more fully described above.

Redemptions in Kind:  Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than (the lesser of) $250,000 or 1% of a Fund's assets.  The securities will be chosen by the Fund and valued under the Fund's net asset value procedures.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with a Fund;

•

you request that a redemption be mailed to an address other than that on record with a Fund;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Exchange Privilege:  You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the U.S. 500 Fund for Class A shares of the Small Cap Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy."

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the Advisor or transfer agent may in its discretion, consistent with the Market Timing Trading Policy determine that your trading activity is detrimental to a Fund as described in the Fund's Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither a Fund nor the Advisor will be liable for any losses resulting from rejected purchase orders. The Advisor may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with a Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that a Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund.  While the Funds will encourage financial intermediaries to apply a Fund's Market Timing Trading Policy to their customers who invest indirectly in a Fund, a Fund is limited in its ability to monitor the trading activity or enforce a Fund's Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply a Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to a Fund's Market Timing Trading Policy. Brokers maintaining omnibus accounts with a Fund have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, a Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

The Compass EMP Ultra Short-Term Fixed Income Fund and Compass EMP REC Enhanced Volatility Weighted Fund intend to distribute substantially all of their net investment income monthly.  The Compass EMP Enhanced Fixed Income Fund, Compass EMP Market Neutral Income Fund, Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund and Compass EMP Emerging Market 500 Volatility Weighted Fund intend to distribute substantially all of their net investment income quarterly.  The Compass EMP Enhanced Fixed Income Fund and Compass EMP Market Neutral Income Fund intend to distribute net capital gains quarterly.  The Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity  Strategies Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund, and Compass EMP Ultra Short-Term Fixed Income Fund plan to distribute net capital gains annually in December.  All distributions will be reinvested in shares of a Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year a Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires a Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Funds are required to withhold taxes if a number is not delivered to a Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisers to determine the tax consequences of owning the Fund's shares.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Funds.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of each Fund are offered on a continuous basis.

Distribution Fees:  The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 ("12b-1 Plan" or "Plan"), pursuant to which each Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund's average daily net assets attributable to Class A shares, 0.50% of the Fund's average daily net assets attributable to Class T shares and 1.00% of the Fund's average daily net assets attributable to Class C shares. There is no plan for Class I shares.

The Funds' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  A Fund's distributor, its affiliates, and a Fund's Advisor may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of a Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, a Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-944-4367 on days the Funds are open for business or contact your financial institution. A Fund will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by BBD, LLP whose report, along with the Fund’s financial statements, are included in the Fund’s June 30, 2014 annual report, which is available at no charge upon request.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.72	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.06
Net realized and unrealized gain on investments	2.59	1.72
Total from investment operations	2.67	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.06)
From net realized gains on investments	(0.05)	-
Total distributions	(0.22)	(0.06)

Net asset value, end of period	$ 14.17	$ 11.72

Total return (3)	23.00%	17.86%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,163	$ 11,641
Ratios to average net assets
Expenses, before waiver/reimbursement	1.34%	1.63%	(5)
Expenses, net waiver/reimbursement	1.20%	1.20%	(5)
Net investment income, before waiver/reimbursement	0.51%	0.49%	(5)
Net investment income, net waiver/reimbursement	0.65%	0.92%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.68	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	0.01
Net realized and unrealized gain on investments	2.57	1.72
Total from investment operations	2.56	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.05)
From net realized gains on investments	(0.05)	-
Total distributions	(0.18)	(0.05)

Net asset value, end of period	$ 14.06	$ 11.68

Total return (3)	22.13%	17.28%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 833	$ 32
Ratios to average net assets
Expenses, before waiver/reimbursement	2.09%	2.38%	(5)
Expenses, net waiver/reimbursement	1.95%	1.95%	(5)
Net investment loss, before waiver/reimbursement	(0.24)%	(0.30)%	(5)
Net investment income (loss), net waiver/reimbursement	(0.10)%	0.13%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.73	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.07
Net realized and unrealized gain on investments	2.59	1.73
Total from investment operations	2.71	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.07)
From net realized gains on investments	(0.05)	-
Total distributions	(0.25)	(0.07)

Net asset value, end of period	$ 14.19	$ 11.73

Total return (3)	23.36%	18.07%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 26,962	$ 1,221
Ratios to average net assets
Expenses, before waiver/reimbursement	1.09%	1.38%	(5)
Expenses, net waiver/reimbursement	0.95%	0.95%	(5)
Net investment income, before waiver/reimbursement	0.76%	0.53%	(5)
Net investment income, net waiver/reimbursement	0.90%	0.96%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.70	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.05	0.05
Net realized and unrealized gain on investments	2.58	1.71
Total from investment operations	2.63	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.06)
From net realized gains on investments	(0.05)	-
Total distributions	(0.20)	(0.06)

Net asset value, end of period	$ 14.13	$ 11.70

Total return (3)	22.71%	17.67%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 339	$ 63
Ratios to average net assets
Expenses, before waiver/reimbursement	1.59%	1.88%	(5)
Expenses, net waiver/reimbursement	1.45%	1.45%	(5)
Net investment income, before waiver/reimbursement	0.25%	0.25%	(5)
Net investment income, net waiver/reimbursement	0.39%	0.68%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.14	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.05
Net realized and unrealized gain on investments	2.80	2.15
Total from investment operations	2.86	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.06)
From net realized gains on investments	(0.11)	-
Total distributions	(0.74)	(0.06)

Net asset value, end of period	$ 14.26	$ 12.14

Total return (3)	23.88%	22.04%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,705	$ 3,889
Ratios to average net assets
Expenses, before waiver/reimbursement	1.65%	2.20%	(5)
Expenses, net waiver/reimbursement	1.25%	1.25%	(5)
Net investment income (loss), before waiver/reimbursement	0.01%	(0.22)%	(5)
Net investment income, net waiver/reimbursement	0.41%	0.73%	(5)
Portfolio turnover rate	69.43%	25.25%	(4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.09	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.04)	(0.04)
Net realized and unrealized gain on investments	2.82	2.17
Total from investment operations	2.78	2.13

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.04)
From net realized gains on investments	(0.11)	-
Total distributions	(0.69)	(0.04)

Net asset value, end of period	$ 14.18	$ 12.09

Total return (3)	23.21%	21.36%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,584	$ 204
Ratios to average net assets
Expenses, before waiver/reimbursement	2.40%	2.95%	(5)
Expenses, net waiver/reimbursement	2.00%	2.00%	(5)
Net investment loss, before waiver/reimbursement	(0.74)%	(1.56)%	(5)
Net investment loss, net waiver/reimbursement	(0.34)%	(0.61)%	(5)
Portfolio turnover rate	69.43%	25.25%	(4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.15	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.09	0.03
Net realized and unrealized gain on investments	2.83	2.18
Total from investment operations	2.92	2.21

LESS DISTRIBUTIONS:
From net investment income	(0.67)	(0.06)
From net realized gains on investments	(0.11)	-
Total distributions	(0.78)	(0.06)

Net asset value, end of period	$ 14.29	$ 12.15

Total return (3)	24.32%	22.21%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,327	$ 1,594
Ratios to average net assets
Expenses, before waiver/reimbursement	1.40%	1.95%	(5)
Expenses, net waiver/reimbursement	1.00%	1.00%	(5)
Net investment income (loss), before waiver/reimbursement	0.26%	(0.51)%	(5)
Net investment income, net waiver/reimbursement	0.66%	0.44%	(5)
Portfolio turnover rate	69.43%	25.25%	(4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.12	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.02	(0.00)	(3)
Net realized and unrealized gain on investments	2.83	2.17
Total from investment operations	2.85	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.61)	(0.05)
From net realized gains on investments	(0.11)	-
Total distributions	(0.72)	(0.05)

Net asset value, end of period	$ 14.25	$ 12.12

Total return (4)	23.77%	21.78%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 62	$ 26
Ratios to average net assets
Expenses, before waiver/reimbursement	1.90%	2.45%	(6)
Expenses, net waiver/reimbursement	1.50%	1.50%	(6)
Net investment loss, before waiver/reimbursement	(0.24)%	(1.00)%	(6)
Net investment income (loss), net waiver/reimbursement	0.16%	(0.05)%	(6)
Portfolio turnover rate	69.43%	25.25%	(5)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.15
Net realized and unrealized gain on investments	2.38	0.87
Total from investment operations	2.50	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.46)	(0.14)
From net realized gains on investments	(0.05)	-
Total distributions	(0.51)	(0.14)

Net asset value, end of period	$ 12.87	$ 10.88

Total return (3)	23.43%	10.23%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 13,073	$ 8,274
Ratios to average net assets
Expenses, before waiver/reimbursement	1.86%	3.67%	(5)
Expenses, net waiver/reimbursement	1.40%	1.40%	(5)
Net investment income (loss), before waiver/reimbursement	0.57%	(0.08)%	(5)
Net investment income, net waiver/reimbursement	1.03%	2.19%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.87	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.13	0.22
Net realized and unrealized gain on investments	2.27	0.76
Total from investment operations	2.40	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.39)	(0.11)
From net realized gains on investments	(0.05)	-
Total distributions	(0.44)	(0.11)

Net asset value, end of period	$ 12.83	$ 10.87

Total return (3)	22.49%	9.79%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 141	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement	2.61%	4.42%	(5)
Expenses, net waiver/reimbursement	2.15%	2.15%	(5)
Net investment income, before waiver/reimbursement	0.63%	0.95%	(5)
Net investment income, net waiver/reimbursement	1.09%	3.22%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.16	0.24
Net realized and unrealized gain on investments	2.37	0.80
Total from investment operations	2.53	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.49)	(0.15)
From net realized gains on investments	(0.05)	-
Total distributions	(0.54)	(0.15)

Net asset value, end of period	$ 12.88	$ 10.89

Total return (3)	23.70%	10.42%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 22,932	$ 8
Ratios to average net assets
Expenses, before waiver/reimbursement	1.61%	3.42%	(5)
Expenses, net waiver/reimbursement	1.15%	1.15%	(5)
Net investment income, before waiver/reimbursement	0.86%	1.19%	(5)
Net investment income, net waiver/reimbursement	1.32%	3.46%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.21
Net realized and unrealized gain on investments	2.40	0.80
Total from investment operations	2.47	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.13)
From net realized gains on investments	(0.05)	-
Total distributions	(0.48)	(0.13)

Net asset value, end of period	$ 12.87	$ 10.88

Total return (3)	23.12%	10.13%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement	2.11%	3.92%	(5)
Expenses, net waiver/reimbursement	1.65%	1.65%	(5)
Net investment income, before waiver/reimbursement	0.13%	0.80%	(5)
Net investment income, net waiver/reimbursement	0.59%	3.07%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.96	(0.28)
Total from investment operations	1.03	(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.06)
Total distributions	(0.07)	(0.06)

Net asset value, end of period	$ 10.70	$ 9.74

Total return (3)	10.57%	(1.97)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,531	$ 3,207
Ratios to average net assets
Expenses, before waiver/reimbursement	3.37%	8.32%	(5)
Expenses, net waiver/reimbursement	1.45%	1.45%	(5)
Net investment loss, before waiver/reimbursement	(1.25)%	(5.69)%	(5)
Net investment income, net waiver/reimbursement	0.67%	1.18%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	0.10
Net realized and unrealized gain (loss) on investments	0.96	(0.33)
Total from investment operations	0.95	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.05)
Total distributions	(0.04)	(0.05)

Net asset value, end of period	$ 10.63	$ 9.72

Total return (3)	9.77%	(2.35)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,602	$ 209
Ratios to average net assets
Expenses, before waiver/reimbursement	4.12%	9.07%	(5)
Expenses, net waiver/reimbursement	2.20%	2.20%	(5)
Net investment loss, before waiver/reimbursement	(2.00)%	(5.40)%	(5)
Net investment income (loss), net waiver/reimbursement	(0.08)%	1.47%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.75	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.95	(0.32)
Total from investment operations	1.04	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.07)
Total distributions	(0.09)	(0.07)

Net asset value, end of period	$ 10.70	$ 9.75

Total return (3)	10.68%	(1.79)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,236	$ 970
Ratios to average net assets
Expenses, before waiver/reimbursement	3.12%	8.07%	(5)
Expenses, net waiver/reimbursement	1.20%	1.20%	(5)
Net investment loss, before waiver/reimbursement	(1.00)%	(4.81)%	(5)
Net investment income, net waiver/reimbursement	0.92%	2.06%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.93	(0.33)
Total from investment operations	0.99	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.07)
Total distributions	(0.05)	(0.07)

Net asset value, end of period	$ 10.66	$ 9.72

Total return (3)	10.24%	(2.10)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 222	$ 37
Ratios to average net assets
Expenses, before waiver/reimbursement	3.62%	8.57%	(5)
Expenses, net waiver/reimbursement	1.70%	1.70%	(5)
Net investment loss, before waiver/reimbursement	(1.31)%	(4.98)%	(5)
Net investment income, net waiver/reimbursement	0.61%	1.89%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.12
Net realized and unrealized gain on investments	0.69	0.97
Total from investment operations	0.76	1.09

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.12)
In excess of net investment income	-	(0.08)
From net realized gains on investments	(0.16)	-
Return of capital	(0.02)	-
Total distributions	(0.24)	(0.20)

Net asset value, end of period	$ 11.41	$ 10.89

Total return (3)	7.14%	10.82%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12,343	$ 3,395
Ratios to average net assets
Expenses, before waiver/reimbursement	1.67%	1.99%	(5)
Expenses, net waiver/reimbursement	1.40%	1.40%	(5)
Net investment income, before waiver/reimbursement	0.40%	1.25%	(5)
Net investment income, net waiver/reimbursement	0.67%	1.84%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	(0.01)	0.09
Net realized and unrealized gain on investments	0.68	0.96
Total from investment operations	0.67	1.05

LESS DISTRIBUTIONS:
From net investment income	-	(0.09)
In excess of net investment income	-	(0.08)
From net realized gains on investments	(0.16)	-
Return of capital	(0.03)	-
Total distributions	(0.19)	(0.17)

Net asset value, end of period	$ 11.36	$ 10.88

Total return (3)	6.25%	10.45%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 883	$ 337
Ratios to average net assets
Expenses, before waiver/reimbursement	2.42%	2.74%	(5)
Expenses, net waiver/reimbursement	2.15%	2.15%	(5)
Net investment income (loss), before waiver/reimbursement	(0.31)%	0.65%	(5)
Net investment income (loss), net waiver/reimbursement	(0.04)%	1.24%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.19
Net realized and unrealized gain on investments	0.70	0.91
Total from investment operations	0.78	1.10

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.18)
In excess of net investment income	-	(0.03)
From net realized gains on investments	(0.16)	-
Return of capital	(0.02)	-
Total distributions	(0.26)	(0.21)

Net asset value, end of period	$ 11.41	$ 10.89

Total return (3)	7.36%	11.00%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 15,199	$ 608
Ratios to average net assets
Expenses, before waiver/reimbursement	1.42%	1.74%	(5)
Expenses, net waiver/reimbursement	1.15%	1.15%	(5)
Net investment income, before waiver/reimbursement	0.47%	1.97%	(5)
Net investment income, net waiver/reimbursement	0.74%	2.56%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.10	0.12
Net realized and unrealized gain on investments	0.62	0.95
Total from investment operations	0.72	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.12)
In excess of net investment income	-	(0.07)
From net realized gains on investments	(0.16)	-
Retun of capital	(0.02)	-
Total distributions	(0.23)	(0.19)

Net asset value, end of period	$ 11.37	$ 10.88

Total return (3)	6.77%	10.69%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 169	$ 21
Ratios to average net assets
Expenses, before waiver/reimbursement	1.92%	2.24%	(5)
Expenses, net waiver/reimbursement	1.65%	1.65%	(5)
Net investment income, before waiver/reimbursement	0.64%	1.17%	(5)
Net investment income, net waiver/reimbursement	0.91%	1.76%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.04
Net realized and unrealized gain on investments	2.58	1.71
Total from investment operations	2.61	1.75

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.04)
From net realized gains on investments	(0.03)	-
Total distributions	(0.16)	(0.04)

Net asset value, end of period	$ 14.16	$ 11.71

Total return (3)	22.39%	17.49%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 77,212	$ 20,008
Ratios to average net assets
Expenses, before waiver/reimbursement	1.68%	1.89%	(5)
Expenses, net waiver/reimbursement	1.60%	1.60%	(5)
Net investment income, before waiver/reimbursement	0.17%	0.22%	(5)
Net investment income, net waiver/reimbursement	0.25%	0.51%	(5)
Portfolio turnover rate	29.28%	12.78%	(4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.67	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.03)
Net realized and unrealized gain on investments	2.57	1.72
Total from investment operations	2.50	1.69

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.02)
From net realized gains on investments	(0.03)	-
Total distributions	(0.12)	(0.02)

Net asset value, end of period	$ 14.05	$ 11.67

Total return (3)	21.52%	16.98%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 33,464	$ 2,673
Ratios to average net assets
Expenses, before waiver/reimbursement	2.43%	2.64%	(5)
Expenses, net waiver/reimbursement	2.35%	2.35%	(5)
Net investment loss, before waiver/reimbursement	(0.58)%	(0.63)%	(5)
Net investment loss, net waiver/reimbursement	(0.50)%	(0.34)%	(5)
Portfolio turnover rate	29.28%	12.78%	(4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

89

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.05
Net realized and unrealized gain on investments	2.57	1.71
Total from investment operations	2.64	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.05)
From net realized gains on investments	(0.03)	-
Total distributions	(0.19)	(0.05)

Net asset value, end of period	$ 14.16	$ 11.71

Total return (3)	22.66%	17.65%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 92,699	$ 4,205
Ratios to average net assets
Expenses, before waiver/reimbursement	1.43%	1.64%	(5)
Expenses, net waiver/reimbursement	1.35%	1.35%	(5)
Net investment income, before waiver/reimbursement	0.42%	0.34%	(5)
Net investment income, net waiver/reimbursement	0.50%	0.63%	(5)
Portfolio turnover rate	29.28%	12.78%	(4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.69	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)(3)	0.00	0.00
Net realized and unrealized gain on investments	2.57	1.73
Total from investment operations	2.57	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.04)
From net realized gains on investments	(0.03)	-
Total distributions	(0.14)	(0.04)

Net asset value, end of period	$ 14.12	$ 11.69

Total return (4)	22.10%	17.35%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,384	$ 1,077
Ratios to average net assets
Expenses, before waiver/reimbursement	1.93%	2.14%	(6)
Expenses, net waiver/reimbursement	1.85%	1.85%	(6)
Net investment loss, before waiver/reimbursement	(0.08)%	(0.24)%	(6)
Net investment income, net waiver/reimbursement	0.00%	0.05%	(6)
Portfolio turnover rate	29.28%	12.78%	(5)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.36	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.09)	(0.05)
Net realized and unrealized gain on investments	0.75	0.41	(3)
Total from investment operations	0.66	0.36

Net asset value, end of period	$ 11.02	$ 10.36

Total return (4)	6.37%	3.60%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,658	$ 6,022
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.76%	2.06%	(6)
Expenses, net waiver/reimbursement (7)	1.60%	1.60%	(6)
Net investment loss, before waiver/reimbursement (7)	(1.02)%	(1.17)%	(6)
Net investment loss, net waiver/reimbursement (7)	(0.86)%	(0.71)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.27	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.14)	(0.09)
Net realized and unrealized gain on investments	0.72	0.36	(3)
Total from investment operations	0.58	0.27

Net asset value, end of period	$ 10.85	$ 10.27

Total return (4)	5.65%	2.70%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 30	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	2.51%	2.81%	(6)
Expenses, net waiver/reimbursement (7)	2.35%	2.35%	(6)
Net investment loss, before waiver/reimbursement (7)	(1.49)%	(1.89)%	(6)
Net investment loss, net waiver/reimbursement (7)	(1.33)%	(1.43)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distribution. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.37	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.03)
Net realized and unrealized gain on investments	0.77	0.40	(3)
Total from investment operations	0.70	0.37

Net asset value, end of period	$ 11.07	$ 10.37

Total return (4)	6.75%	3.70%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 22,310	$ 4,650
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.51%	1.81%	(6)
Expenses, net waiver/reimbursement (7)	1.35%	1.35%	(6)
Net investment loss, before waiver/reimbursement (7)	(0.77)%	(0.94)%	(6)
Net investment loss, net waiver/reimbursement (7)	(0.61)%	(0.48)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distribution. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.35	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.06)
Net realized and unrealized gain on investments	0.68	0.41	(3)
Total from investment operations	0.63	0.35

Net asset value, end of period	$ 10.98	$ 10.35

Total return (4)	6.09%	3.50%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	2.01%	2.31%	(6)
Expenses, net waiver/reimbursement (7)	1.85%	1.85%	(6)
Net investment loss, before waiver/reimbursement (7)	(0.58)%	(1.37)%	(6)
Net investment loss, net waiver/reimbursement (7)	(0.42)%	(0.91)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.46	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.10	0.12
Net realized and unrealized gain on investments	2.24	0.44
Total from investment operations	2.34	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.10)
From net realized gains on investments	(0.02)	-
Total distributions	(0.36)	(0.10)

Net asset value, end of period	$ 12.44	$ 10.46

Total return (3)	22.73%	5.61%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 32,139	$ 11,815
Ratios to average net assets
Expenses, before waiver/reimbursement	1.97%	3.59%	(5)
Expenses, net waiver/reimbursement	1.65%	1.65%	(5)
Net investment income (loss), before waiver/reimbursement	0.59%	(0.06)%	(5)
Net investment income, net waiver/reimbursement	0.91%	1.88%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.43	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.04	0.18
Net realized and unrealized gain on investments	2.19	0.34
Total from investment operations	2.23	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.09)
From net realized gains on investments	(0.02)	-
Total distributions	(0.30)	(0.09)

Net asset value, end of period	$ 12.36	$ 10.43

Total return (3)	21.70%	5.20%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 6,255	$ 429
Ratios to average net assets
Expenses, before waiver/reimbursement	2.72%	4.34%	(5)
Expenses, net waiver/reimbursement	2.40%	2.40%	(5)
Net investment income, before waiver/reimbursement	0.06%	0.83%	(5)
Net investment income, net waiver/reimbursement	0.38%	2.77%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.46	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.14	0.16
Net realized and unrealized gain on investments	2.23	0.41
Total from investment operations	2.37	0.57

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.11)
From net realized gains on investments	(0.02)	-
Total distributions	(0.39)	(0.11)

Net asset value, end of period	$ 12.44	$ 10.46

Total return (3)	22.99%	5.67%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 57,920	$ 7,063
Ratios to average net assets
Expenses, before waiver/reimbursement	1.72%	3.34%	(5)
Expenses, net waiver/reimbursement	1.40%	1.40%	(5)
Net investment income, before waiver/reimbursement	0.84%	0.55%	(5)
Net investment income, net waiver/reimbursement	1.16%	2.49%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.45	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.18	0.23
Net realized and unrealized gain on investments	2.13	0.31
Total from investment operations	2.31	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.09)
From net realized gains on investments	(0.02)	-
Total distributions	(0.35)	(0.09)

Net asset value, end of period	$ 12.41	$ 10.45

Total return (3)	22.42%	5.45%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,278	$ 53
Ratios to average net assets
Expenses, before waiver/reimbursement	2.22%	3.84%	(5)
Expenses, net waiver/reimbursement	1.90%	1.90%	(5)
Net investment income, before waiver/reimbursement	1.18%	1.51%	(5)
Net investment income, net waiver/reimbursement	1.50%	3.45%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.39	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.24	(0.56)
Total from investment operations	0.16	(0.61)

Net asset value, end of period	$ 9.55	$ 9.39

Total return (3)	1.70%	(6.10)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,845	$ 3,505
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.98%	1.71%	(5)
Expenses, net waiver/reimbursement (6)	1.60%	1.60%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.35)%	(0.88)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.97)%	(0.77)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Commodity Strategy Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.34	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	0.25	(0.57)
Total from investment operations	0.09	(0.66)

Net asset value, end of period	$ 9.43	$ 9.34

Total return (3)	0.96%	(6.60)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 57	$ 16
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.73%	2.46%	(5)
Expenses, net waiver/reimbursement (6)	2.35%	2.35%	(5)
Net investment loss, before waiver/reimbursement (6)	(2.10)%	(1.62)%	(5)
Net investment loss, net waiver/reimbursement (6)	(1.72)%	(1.51)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.41	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.26	(0.55)
Total from investment operations	0.19	(0.59)

Net asset value, end of period	$ 9.60	$ 9.41

Total return (3)	2.02%	(5.90)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,452	$ 13,844
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.73%	1.46%	(5)
Expenses, net waiver/reimbursement (6)	1.35%	1.35%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.10)%	(0.76)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.72)%	(0.65)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.37	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.23	(0.57)
Total from investment operations	0.14	(0.63)

Net asset value, end of period	$ 9.51	$ 9.37

Total return (3)	1.49%	(6.30)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 89	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.23%	1.96%	(5)
Expenses, net waiver/reimbursement (6)	1.85%	1.85%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.30)%	(1.15)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.92)%	(1.04)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.86	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.97	(1.11)
Total from investment operations	0.92	(1.14)

Net asset value, end of period	$ 9.78	$ 8.86

Total return (3)	10.38%	(11.40)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,987	$ 3,309
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.70%	1.53%	(5)
Expenses, net waiver/reimbursement (6)	1.40%	1.40%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.82)%	(0.67)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.52)%	(0.54)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.82	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	0.96	(1.11)
Total from investment operations	0.84	(1.18)

Net asset value, end of period	$ 9.66	$ 8.82

Total return (3)	9.52%	(11.80)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 186	$ 73
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.45%	2.28%	(5)
Expenses, net waiver/reimbursement (6)	2.15%	2.15%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.57)%	(1.42)%	(5)
Net investment loss, net waiver/reimbursement (6)	(1.27)%	(1.29)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.87	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.98	(1.11)
Total from investment operations	0.95	(1.13)

Net asset value, end of period	$ 9.82	$ 8.87

Total return (3)	10.71%	(11.30)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,035	$ 6,379
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.45%	1.28%	(5)
Expenses, net waiver/reimbursement (6)	1.15%	1.15%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.57)%	(0.48)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.27)%	(0.35)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.85	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	0.96	(1.10)
Total from investment operations	0.89	(1.15)

Net asset value, end of period	$ 9.74	$ 8.85

Total return (3)	10.06%	(11.50)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.95%	1.78%	(5)
Expenses, net waiver/reimbursement (6)	1.65%	1.65%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.07)%	(0.91)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.77)%	(0.78)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended		For the Period Ended
	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.78		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.11		(0.01)
Net realized and unrealized gain (loss) on investments	0.00	(7)	(0.21)
Total from investment operations	0.11		(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		-
Total distributions	(0.05)		-

Net asset value, end of period	$ 9.84		$ 9.78

Total return (3)	1.15%		(2.20)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 28,924		$ 11,648
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.25%		1.35%	(5)
Expenses, net waiver/reimbursement (6)	1.15%		1.15%	(5)
Net investment income (loss), before waiver/reimbursement (6)	0.99%		(0.43)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	1.09%		(0.23)%	(5)
Portfolio turnover rate	190.17%		0.08%	(4)

(1)	The Compass EMP Market Neutral Income Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.02	(0.20)
Total from investment operations	0.03	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	-
Total distributions	(0.03)	-

Net asset value, end of period	$ 9.74	$ 9.74

Total return (3)	0.34%	(2.60)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 267	$ 137
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.00%	2.10%	(5)
Expenses, net waiver/reimbursement (6)	1.90%	1.90%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.04)%	(1.13)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	0.06%	(0.93)%	(5)
Portfolio turnover rate	190.17%	0.08%	(4)

(1)	The Compass EMP Market Neutral Income Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.81	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.10	0.00	(3)
Net realized and unrealized gain (loss) on investments	0.04	(0.19)
Total from investment operations	0.14	(0.19)

LESS DISTRIBUTIONS:
From net investment income	(0.06)	-
Total distributions	(0.06)	-

Net asset value, end of period	$ 9.89	$ 9.81

Total return (4)	1.44%	(1.90)%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 33,773	$ 9,095
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.00%	1.10%	(6)
Expenses, net waiver/reimbursement (7)	0.90%	0.90%	(6)
Net investment income (loss), before waiver/reimbursement (7)	0.87%	(0.20)%	(6)
Net investment income (loss), net waiver/reimbursement (7)	0.97%	0.00%	(6)
Portfolio turnover rate	190.17%	0.08%	(5)

(1)	The Compass EMP Market Neutral Income Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.77	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.06	(0.03)
Net realized and unrealized gain (loss) on investments	0.02	(0.20)
Total from investment operations	0.08	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	-
Total distributions	(0.04)	-

Net asset value, end of period	$ 9.81	$ 9.77

Total return (3)	0.85%	(2.30)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 75	$ 34
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.50%	1.60%	(5)
Expenses, net waiver/reimbursement (6)	1.40%	1.40%	(5)
Net investment income (loss), before waiver/reimbursement (6)	0.49%	(0.63)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	0.59%	(0.43)%	(5)
Portfolio turnover rate	190.17%	0.08%	(4)

(1)	The Compass EMP Market Neutral Income Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended		For the Period Ended
	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.00	(7)	0.01
Net realized and unrealized gain (loss) on investments	0.19		(0.29)
Total from investment operations	0.19		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.00)	(7)	(0.01)
Total distributions	(0.00)		(0.01)

Net asset value, end of period	$ 9.90		$ 9.71

Total return (3)	2.00%		(2.76)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 30,145		$ 36,826
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	0.94%		1.02%	(5)
Expenses, net waiver/reimbursement (6)	0.85%		0.85%	(5)
Net investment income (loss), before waiver/reimbursement (6)	(0.06)%		0.06%	(5)
Net investment income, net waiver/reimbursement (6)	0.03%		0.23%	(5)
Portfolio turnover rate	26.52%		0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.68	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.19	(0.28)
Total from investment operations	0.12	(0.31)

LESS DISTRIBUTIONS:
From net investment income	-	(0.01)
Total distributions	-	(0.01)

Net asset value, end of period	$ 9.80	$ 9.68

Total return (3)	1.24%	(3.15)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 404	$ 282
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.69%	1.77%	(5)
Expenses, net waiver/reimbursement (6)	1.60%	1.60%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.81)%	(0.58)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.72)%	(0.41)%	(5)
Portfolio turnover rate	26.52%	0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.19	(0.29)
Total from investment operations	0.22	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.02)
Total distributions	(0.03)	(0.02)

Net asset value, end of period	$ 9.91	$ 9.72

Total return (3)	2.25%	(2.60)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 18,139	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	0.69%	0.77%	(5)
Expenses, net waiver/reimbursement (6)	0.60%	0.60%	(5)
Net investment income, before waiver/reimbursement (6)	0.19%	0.31%	(5)
Net investment income, net waiver/reimbursement (6)	0.28%	0.48%	(5)
Portfolio turnover rate	26.52%	0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended		For the Period Ended
	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.19		(0.29)
Total from investment operations	0.17		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.00)	(7)	(0.01)
Total distributions	(0.00)		(0.01)

Net asset value, end of period	$ 9.88		$ 9.71

Total return (3)	1.76%		(2.80)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 246		$ 102
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.19%		1.27%	(5)
Expenses, net waiver/reimbursement (6)	1.10%		1.10%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.31)%		(0.08)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	(0.22)%		0.09%	(5)
Portfolio turnover rate	26.52%		0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.03	0.03
Net realized and unrealized gain on investments (2)	0.00	0.00
Total from investment operations	0.03	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.03)
Total distributions	(0.03)	(0.03)

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)	0.30%	0.25%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,965	$ 5,161
Ratios to average net assets
Expenses, before waiver/reimbursement	0.96%	1.06%	(5)
Expenses, net waiver/reimbursement	0.50%	0.55%	(5)
Net investment loss, before waiver/reimbursement	(0.14)%	(0.06)%	(5)
Net investment income, net waiver/reimbursement	0.32%	0.45%	(5)
Portfolio turnover rate	0%	0%	(4)

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class A commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.06	0.03
Net realized and unrealized gain on investments (2)	0.00	0.00
Total from investment operations	0.06	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.03)
Total distributions	(0.06)	(0.03)

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)	0.61%	0.40%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,846	$ 4,642
Ratios to average net assets
Expenses, before waiver/reimbursement	0.71%	0.81%	(5)
Expenses, net waiver/reimbursement	0.25%	0.30%	(5)
Net investment income, before waiver/reimbursement	0.11%	0.25%	(5)
Net investment income, net waiver/reimbursement	0.57%	0.76%	(5)
Portfolio turnover rate	0%	0%	(4)

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class I commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■

Social Security number and wire transfer instructions

■

account transactions and transaction history

■

investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■

open and account or deposit money

■

direct us to buy securities or direct us to sell your securities

■

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates' everyday business purposes-information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■

Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

Advisor	Compass Efficient Model Portfolios, LLC 213 Overlook Circle, Suite A-1 Brentwood, TN 37027	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	US Bank, N.A. 1555 N. Rivercenter Dr. Milwaukee, WI 53212	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Funds are included in the Fund's Statement of Additional Information dated November 1, 2013 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about a Fund's policies and management.  Additional information about a Fund's investments will also be available in a Fund's Annual and Semi-Annual Reports to Shareholders.  In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about a Fund, or to make shareholder inquiries about a Fund, please call 1-888-944-4367.  You may also write to:

Compass EMP Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska  68130

You may review and obtain copies of a Fund's information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22696

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2014

	Class A	Class T	Class C	Class I
Compass EMP U.S. 500 Volatility Weighted Fund	CFLAX	CFLTX	CFLCX	CFLIX
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	CHSAX	CHSTX	CHSCX	CHSIX
Compass EMP International 500 Volatility Weighted Fund	CTIAX	CTITX	CTICX	CTIIX
Compass EMP Emerging Market 500 Volatility Weighted Fund	CMKAX	CMKTX	CMKCX	CMKIX
Compass EMP REC Enhanced Volatility Weighted Fund	CWRAX	CWRTX	CWRCX	CWRIX
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	CUHAX	CUHTX	CUHCX	CUHIX
Compass EMP Long/Short Strategies Fund	CHLAX	CHLTX	CHLCX	CHLIX
Compass EMP International 500 Enhanced Volatility Weighted Fund	CVHAX	CVHTX	CVHCX	CVHIX
Compass EMP Commodity Strategies Enhanced Volatility Weighed Fund	CCNAX	CCNTX	CCNCX	CCNIX
Compass EMP Commodity Strategies Volatility Weighted Fund	CCOAX	CCOTX	CCOCX	CCOIX
Compass EMP Market Neutral Income Fund	CBHAX	CBHTX	CBHCX	CBHIX
Compass EMP Enhanced Fixed Income Fund	CEBAX	CEBTX	CEBCX	CEBIX
Compass EMP Ultra Short-Term Fixed Income Fund	COFAX	n/a	n/a	COFIX

 (each a "Fund" and together, the "Funds")

Each Fund is a series of Compass EMP Funds Trust

This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with each Fund's Prospectus, dated November 1, 2014, which is incorporated by reference into this SAI (i.e., legally made a part of this SAI).  Copies may be obtained without charge by contacting the Funds' Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling 1-888-944-4367.

TABLE OF CONTENTS

THE FUNDS 2
INVESTMENT RESTRICTIONS 2
INVESTMENTS AND RISKS 4
TEMPORARY DEFENSIVE MEASURES 22
PORTFOLIO TURNOVER 23
DISCLOSURE OF PORTFOLIO HOLDINGS 23
MANAGEMENT OF THE TRUST 24
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES 27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 28
INVESTMENT ADVISOR 39
PORTFOLIO MANAGERS 40
ADMINISTRATION, FUND ACCOUNTNG AND TRANSFER AGENT SERVICES 40
CUSTODIAN 44
COMPLIANCE SERVICES 45
DISTRIBUTOR 45
CODES OF ETHICS 49
PROXY VOTING POLICIES AND PROCEDURES 49
BROKERAGE ALLOCATION AND OTHER PRACTICES 49
ANTI-MONEY LAUNDERING PROGRAM 54
DETERMINATION OF NET ASSET VALUE 54
PURCHASE AND REDEMPTION OF SHARES 55
TAX STATUS 58
ORGANIZATION OF THE TRUST 63
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 63
LEGAL MATTERS 63
FINANCIAL STATEMENTS 63
APPENDIX A – ADVISOR'S PROXY VOTING POLICIES B-1

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THE FUNDS

The Funds are each a diversified series of Compass EMP Funds Trust, a Delaware statutory trust organized on April 11, 2012 (the "Trust").  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

Each Fund may issue an unlimited number of shares of beneficial interest.  All shares of a Fund have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which such shares are entitled to vote.  In addition, each share of a Fund is entitled to participate equally with other shares of that Fund, on a class-specific basis, (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Compass Efficient Model Portfolios, LLC, also known as Compass EMP (the "Advisor"), is the Fund's investment adviser. Each Fund's investment objective(s), restrictions and policies are more fully described here and in the Fund's Prospectus.  The Board may start other series and offer shares of a new fund under the Trust at any time.

Each Fund, other than the Ultra Short-Term Fixed Income Fund, offers four classes of shares:  Class A shares, Class T shares, Class C shares and Class I shares.  The Ultra Short-Term Fixed Income Fund offers two classes of shares, Class A shares and Class I shares.  Each share class of a Fund represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares, and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.  Each Fund may not:

1.

Issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.

Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions,

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provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.

Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities;

4.

Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.

Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries; except that (a) the Compass EMP Commodity Strategies Enhanced Volatility Weighted  Fund and (b) the Compass EMP Commodity Strategies Volatility Weighted Fund will each cause more than 25% of its total assets at the time of purchase to be invested in securities of commodity industries issuers as defined in the Fund's prospectus; and the (c) Compass EMP REC Enhanced Volatility Weighted Fund will cause more than 25% of its total assets at the time of purchase to be invested in securities of real estate industry issuers as defined in the Fund's prospectus.  This limitation does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities;

6.

Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments or through commodity futures contracts or options), except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.

Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without a shareholder vote. Each Fund may not:

1.

Invest in any issuer for purposes of exercising control or management;

2.

Invest in securities of other investment companies except as permitted under the 1940 Act;

3.

Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity. However, if more than 15% of Fund net assets are illiquid, the Fund's investment adviser(s) will reduce illiquid assets such that they do not represent more than 15% of Fund net assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders; or

4.

Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Additionally, the following policies, which are not deemed fundamental and which may be changed without a shareholder vote, apply to the respective Funds as described below.

1.

Under normal market conditions: the Compass EMP U.S. 500 Volatility Weighted Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers; and the Compass EMP U.S. Small Cap 500 Volatility Weighted Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks of U.S. issuers included in the CEMP U.S. Small Cap 500 Volatility Weighted Index as of its most recent reconstitution; and the Compass EMP Emerging Market 500 Volatility

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Weighted Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks included in the CEMP Emerging Market 500 Volatility Weighted Index as of its most recent reconstitution; and the Compass EMP U.S. 500 Enhanced Volatility Weighted Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers; and the Compass EMP Enhanced Fixed Income Fund and Compass EMP Ultra Short-Term Fixed Income Fund each invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in fixed income securities.

2.

Under unfavorable market conditions: the Compass EMP International 500 Volatility Weighted Fund and Compass EMP International 500 Enhanced Volatility Weighted Fund each invest at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

If a restriction on the Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

INVESTMENTS AND RISKS

The investment objective of each Fund and the descriptions of the Fund's principal investment strategies are set forth under "ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS" in the Prospectus.  Each Fund's investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.  The following may refer to a Fund, each Fund or Funds, as the context so indicates.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Fund's investment objective and a summary of related risks. The information below applies to each Fund and is described with respect to a single Fund for convenience.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

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Convertible Securities

The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Income Trusts

The Fund may invest in income trusts which are investment trusts that hold assets that are income producing.  The income is passed on to the "unitholders."  Each income trust has an operating risk based on its underlying business.  The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses.  Shares or "trust units" are traded on securities exchanges just like stocks.  Income is passed on to the investors, called unitholders, through monthly or quarterly distributions.  Historically, distributions have typically been higher than dividends on common stocks.  The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business.  This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets.  Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital.  If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit's market value.  Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase.  Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it.  In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value.  Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity

5

is issued.  Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts.  Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Publicly Traded Partnerships

The Fund may invest in publicly traded partnerships ("PTPs").  PTPs are limited partnerships the interests in which (known as "units") are traded on public exchanges, just like corporate stock.  PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties).  Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  Publicly traded partnerships are also called master limited partnerships and public limited partnerships.  A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management.  When an investor buys units in a PTP, he or she becomes a limited partner.  PTPs are formed in several ways. A non-traded partnership may decide to go public.  Several non-traded partnerships may "roll up" into a single PTP.  A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt.  A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing option; or, a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks.  Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long.  In addition, PTP's which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively.  PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in

6

REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Fund may invest in debt securities, including non-investment grade debt securities.  The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include

7

both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund's advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

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Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  It may be secured by letters of credit, a surety bond or other forms of collateral.  Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper.  As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk.  Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances.  Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates.  If interest rates rise, commercial paper prices will decline.  The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase.  Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities.  As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

High Yield Securities

The Fund may invest in high yield securities.  High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss.  These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes.  The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties.  It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In

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addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity.  There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality.  Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation.  Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.  The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities.  Municipal obligations generally include debt obligations issued to obtain funds for various public purposes.  Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects.  Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations.  Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives.  Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

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Bonds and Notes.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of interest and principal.  Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source.  Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users.  Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments.  Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations.  Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract.  They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets.  The Fund may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See "Participation Interests" section). States have different requirements for issuing municipal debt and issuing municipal leases.  Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.  Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes.  Accordingly, such obligations are subject to "non-appropriation" risk.  Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).  On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit

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unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PC's"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC.  FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest

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rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Securities of Other Investment Companies

The Fund's investments in Exchange Traded Funds ("ETFs"), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; 2) investing more than 5% of the Fund's assets in any single such investment company, and 3) investing more than 10% of the Fund's assets in investment companies overall;  unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Closed-End Investment Companies

The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

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The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-end Investment Companies

The Fund and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund.  Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund's ability to invest fully in shares of those funds is restricted, and the Advisor must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets.

Under certain circumstances, an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission ("SEC"). In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and its Advisor. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs).  ETFs typically have two markets. The primary market is where institutions swap "creation units" in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Foreign Securities

General.  The Fund may invest in foreign securities and exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in

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foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities

The Fund may purchase securities of emerging market issuers and ETFs and other investment companies that invest in emerging market securities.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales.  Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, stock indices, other index, reference asset or reference item and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®.

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Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

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There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value

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of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index or reference item such as stock volatility) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

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Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.  Security investments are made without restriction as to the issuer's country.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis."  Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations.  The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where the Advisor believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index.  The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Regulation as a Commodity Pool Operator

The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund are each a “commodity pool” under the U.S. Commodity Exchange Act (“CEA”), and the Advisor is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”).  As a registered commodity pool operator with respect to the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud

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prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. ("FINRA").

Under guidelines adopted by the Trust's Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2)

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of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Wholly-Owned Subsidiaries

The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and Compass EMP Commodity Strategies Volatility Weighted Fund may each invest up to 25% of its total assets in its wholly-owned and controlled Cayman Islands subsidiary (each a "Subsidiary"), which is expected to invest, through Underlying Funds (as defined

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below), in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.  For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Fund may also include the Subsidiary.

Each Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this Statement of Additional Information. The Fund, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Underlying Funds

The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and Compass EMP Commodity Strategies Volatility Weighted Fund each invests a portion of its assets directly, or through the Subsidiary, in corporations (including foreign corporations), limited partnerships and other pooled investment vehicles ("Underlying Funds").  Each Underlying Fund, or share class of the Underlying Fund, is managed by its own manager or trading adviser, pursuant to a proprietary strategy.  The Underlying Funds use a form of leverage often referred to as "notional funding" - that is the nominal trading level for an Underlying Fund will exceed the cash deposited in its trading accounts. For example, if the Underlying Fund manager wants the Underlying Fund to trade a $200,000,000 portfolio (the "nominal trading level") the Underlying Fund's margin requirement may be $10,000,000.  The Underlying Fund can either deposit $200,000,000 to "fully fund" the account or can deposit only a portion of the $200,000,000, provided that the amount deposited meets the account's ongoing minimum margin requirements.  The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding.  The use of notional funding (i.e., leverage) will increase the volatility of the Underlying Funds.  In addition, the leverage may make the Underlying Funds subject to more frequent margin calls.  Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Fund manager from making investments it considers optimal.  As currently structured, the cash deposited in the trading account for each Underlying Fund will be available to meet the margin requirements of any share class of the Underlying Fund.  However, additional funds to meet margin calls are available only to the extent of the Underlying Fund's assets and not from the Subsidiary or the Fund.  Underlying Fund management fees are based on the nominal trading level and not the cash deposited in the trading account.  For illustration purposes only, assume an Underlying Fund has assets of $50 million.  The Underlying Fund is notionally funded and uses a nominal trading level of $200 million.  The Underlying Fund pays its manager an annual management fee of 1% of the nominal account size, or $2,000,000.  While the management fee represents 1% of the nominal account size ($200 million), the management fee represents 4% of the cash deposited ($50 million) in the Underlying Fund's trading account.  The Underlying Funds are typically offered privately and no public market for such securities will exist.

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for a Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund's assets in cash or cash equivalent securities. This could affect a Fund's performance and the Fund might not achieve its investment objectives.

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PORTFOLIO TURNOVER

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of the Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than thirty days after the end of each month, each Fund will make available a complete schedule of its portfolio holdings as of the last day of the month.  Each Fund files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current.  Each filing discloses the Fund's portfolio holdings as of the end of the applicable quarter.

Other than to rating agencies and service providers, as described below, a Fund does not selectively disclose its portfolio holdings to any person. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Advisor.  Personnel of the Advisor, including personnel responsible for managing a Fund's portfolio, may have full daily access to the Fund's portfolio holdings because that information is necessary in order for the Advisor to provide its management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Advisor's personnel may also release and discuss certain portfolio holdings with various broker/dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds' portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for each Fund.

•

Custodian. US Bank, N.A. is the custodian for the Funds; therefore, its personnel and agents have full daily access to each Fund's portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for each Fund.

•

Independent Registered Public Accountant. BBD, LLP is the independent registered public accounting firm for the Funds; therefore, its personnel and agents receive information regarding each Fund's portfolio holdings as needed with no time lag in order to provide the agreed upon services for each Fund.

•

Thompson Hine LLP.  Thompson Hine LLP is independent legal counsel to the Trust; therefore, its personnel and agents may receive information regarding each Fund's portfolio holdings as needed with no time lag to perform the agreed upon services.

•

Rating Agencies.  Morningstar, Lipper and other mutual fund rating agencies may also receive each Fund's full portfolio holdings, generally monthly on a 30-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

The Funds' Chief Compliance Officer, or such officer's designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be

23

informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the SEC and are available upon request. The Board consists of four individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Advisor ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer.  The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The Trust is led by David J. Moore Chairman of the Board.  The Trust does not have a lead independent trustee. Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a Chairman of the Board, who also serves as an officer of the Advisor, who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provides effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of Mr. David J. Moore and three Independent Trustees with a standing independent Audit Committee with a separate chair.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Moore has extensive experience advising mutual funds as Chairman of the Advisor, and has had responsibility for the day-to-day investment management of various client portfolios for over 10 years, holds the Certified Financial Planner (CFP®) designation from Certified Financial Planner Board of Standards, Inc. and a Ph.D. in from Baylor University.  Mr. Donald T. Benson has a comprehensive business background shaped by his years of leadership of companies in the insurance and consulting arenas, and has significant board an audit committee experience with companies from a variety of industries, including insurance, technology, and information technology firms.  Mr. John M. Gering has extensive professional experience in benchmarking and evaluating organizational performance in the health care industry.  Dr. Ottis E. Mims has developed considerable leadership and problem-solving skills as a result of his experience as pastor, book author and executive officer a non-profit publishing enterprise.  The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified and well versed in the regulatory framework under which investment companies must operate.

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Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska  68130.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Donald T. Benson 1943	Trustee	Since July 2012; Indefinite	Principal, Texas Tenn LLC (Consulting) (May 2008-present).	21	None
John M. Gering 1950	Trustee	Since July 2012; Indefinite	Organizational Effectiveness Group Director, HCA, Inc. (Health Care Facility Operator) (October 2005-present)	21	None
Ottis E. Mims 1950	Trustee	Since July 2012; Indefinite	Senior Pastor, Judson Baptist Church (January 2006-present)	21	None

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

Interested Trustee and Officers of the Trust

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David J. Moore(1)(2) 1952	Trustee	Since July 2012; Indefinite	Chairman, Compass EMP (January 1996-present).	21	None
Stephen M. Hammers 1968	President	Since July 2012; Indefinite	Managing Partner, Co-Founder and Chief Investment Officer of Compass EMP (March 2003-present).	N/A	N/A
Robert W. Walker(2) 1967	Treasurer	Since July 2012; Indefinite	President, Compass EMP (March 2009-present).	N/A	N/A
Richard Gleason 1977	Assistant Treasurer	Since July 2012; Indefinite	Assistant Vice President (April 2012 – present) Manager of Fund Administration, Gemini Fund Services, LLC (January 2008-April 2012);	N/A	N/A
Pleshetta J. Loftin 1968	Secretary	Since July 2012; Indefinite	Chief Compliance Officer, Compass EMP (December 2011-present); Chief Compliance Officer / Registered Principal, FSC Securities	N/A	N/A

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(November 2007 – January 2012); Director of Compliance, BBVA Wealth Solutions, Inc. (March 1999 – December 2011)
James P. Ash 1976	Assistant Secretary	Since July 2012; Indefinite

Senior Vice President, Gemini Fund Services, LLC (April 2012-present); Vice President, Gemini Fund Services, LLC (August 2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC ( December 2009 – August 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (August 2008 – August 2011).

				N/A	N/A
William Kimme 1962	Chief Compliance Officer	Since July 2012, indefinite

Senior Compliance Officer of Northern Lights Compliance Services, LLC (September 2011-present- 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

				N/A	N/A

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(1) Mr. Moore is deemed to be an interested Trustee because of his controlling ownership interest in the Trust's investment adviser.

(2) Mr. Moore is Mr. Walker's father-in-law.

Audit Committee.  The Board has an Audit Committee that consists solely of Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter.  Donald T. Benson is Chairman of the Audit Committee.  During the past fiscal year, the Audit Committee held four meetings.

Compensation of Trustees.  Effective August 16, 2013, the Trust pays each Independent Trustee $1,000 per Fund per year, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly.  Prior to August 16, 2013, each Independent Trustee received $800 per Fund per year, as well as reimbursement for any reasonable expenses incurred attending Trust meetings, to be paid quarterly.  The Audit Committee Chairman receives an additional $2,000 per year.  In addition, the Chairman of the Board, if an Independent Trustee, receives an additional $2,000 per year.  No "interested persons" who serve as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended June 30, 2014.  The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

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Name and Position	Aggregate Compensation From Trust*	Total Compensation From Trust and Fund Complex Paid to Trustees
Donald T. Benson Trustee, Audit Committee Chairman	$19,000	$19,000
John M. Gering Trustee	$16,000	$16,000
Ottis E. Mims Trustee	$16,000	$16,000
David J. Moore** Trustee, Chairman of the Board	$0	$0

* Trustees' fees will be allocated ratably to each Fund in the Trust.

** Mr. Moore is an “interested person” of the Trust.

†   Q4 '13 Fee for Donald Benson includes AC Chair Fees for 12/17/12 through 08/16/12

Trustees' Ownership of Shares in the Funds.  As of December 31, 2013, the Trustees beneficially owned the following amounts in the Funds:

	Donald T Benson	John M. Gering	Ottis E. Mims	David J. Moore*
Compass EMP U.S. 500 Volatility Weighted Fund	$50,001-$100,000	None	None	None
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$10,001-$50,000	None	None	$1-$10,000
Compass EMP International 500 Volatility Weighted Fund	$10,001-$50,000	None	None	None
Compass EMP Emerging Market 500 Volatility Weighted Fund	$10,001-$50,000	None	None	None
Compass EMP REC Enhanced Volatility Weighted Fund	$1-$10,000	None	None	$10,001-$50,000
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$50,001-$100,000	None	None	$50,001-$100,000
Compass EMP Long/Short Strategies Fund	$1-$10,000	None	None	$1-$10,000
Compass EMP International 500 Enhanced Volatility Weighted Fund	$50,001-$100,000	None	None	$10,001-$50,000
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$1-$10,000	None	None	$1-$10,000
Compass EMP Commodity Strategies Volatility Weighted Fund	$1-$10,000	None	None	None
Compass EMP Market Neutral Income Fund	Over $100,000	None	None	None
Compass EMP Enhanced Fixed Income Fund	Over $100,000	None	None	$10,001-$50,000
Compass EMP Ultra Short-Term Fixed Income Fund	$10,001-$50,000	None	None	Over $100,000
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	Over $100,000	None	None	Over $100,000

  * Mr. Moore is an “interested person” of the Trust.

ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES

The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and Compass EMP Commodity Strategies Volatility Weighted Fund may each invest up to 25% of its net assets (measured at the time of investment) in a wholly-owned subsidiary (each a "Subsidiary").  It is expected that each Subsidiary will invest primarily in futures contracts or in underlying funds that employ investment techniques related to the execution of the respective Fund's principal investment strategies.

Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of CEMPCLSSF Fund Limited or CEMPCSVWF Fund Limited (respectively) c/o Maples Corporate Services, Limited, PO Box 309, Ugland House, South Church Street, George Town, Grand Cayman KY1-1104, Cayman Islands. Each Subsidiary's affairs are overseen by a board of directors.

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Directors

Each Trustee also serves as a Director of each Subsidiary.

Each Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio, without compensation.  Each Subsidiary has also entered into arrangements with the Trust's custodian to serve as the Subsidiary's custodian and with Gemini Fund Services, LLC to serve as the Subsidiary's transfer agent, fund accountant and administrator.  Each Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Funds.  The Trust's Chief Compliance Officer oversees implementation of each Subsidiary's policies and procedures, and makes periodic reports to the Trust's Board regarding each Subsidiary's compliance with its policies and procedures.

The Subsidiaries pay no fee to the Advisor or Gemini Fund Services, LLC for their services.  Each Subsidiary will bear the fees and expenses incurred in connection with the custody services that it receives.  Each Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the Fund's own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and Subsidiary.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund.  A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

As of October 3, 2014, the following shareholder(s) of record owned 5% or more of the outstanding shares of each class of each Fund:

Compass EMP U.S. 500 Volatility Weighted Fund
	Shares	Percentage of Class
Class A
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	938,558.3290	69.66%
Class T Shares	Shares	Percentage of Class
Sterne Agee & Leach Inc. Suite 100W Birmingham, AL 35243	1,288.4090	5.35%
Sterne Agee & Leach Inc. Suite 100W Birmingham, AL 35243	2,454.8360	10.19%
Sterne Agee & Leach Inc. Suite 100W Birmingham, AL 3524	4,464.2860	18.54%
Sterne Agee & Leach Inc. Suite 100W Birmingham, AL 35243	7,551.4870	31.36%

Williams Charles Jr. 501 North Broardway St. Louis, MO 63102	3,455.9150	14.35%
Class C Shares	Shares	Percentage of Class
Preston Frank	7,293.9460	9.49%

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St. Louis, MO 63102	7,293.9460	9.49%
Beckham Frances ASan Diego, CA 92121	3,937.9190	5.13%
Nina Horun Jersey City, NJ 07303	10,799.1360	14.06%
Class I Shares	Shares	Percentage of Class
NFS LLC FEBO Transamerica Life Ins 1150 S. Olive St. Los Angeles, CA 90015-2211	287,242.2770	17.40%
NFS Omnibus – Cash/Cash 1555 N Rivercenter Dr. Suite 302 Milwaukee, WI 53212	1,119,632.1030	67.81%

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	397,001.3590	73.41%
LPL FINANCIAL 9785 Town Centre Drive San Diego CA 92121-1968	88,771.3940	16.41%
Class T Shares	Shares	Percentage of Class
Cox Elizabeth Stewa 2 Perimeter Park South Suite 100W Birmingham, AL 35243	569.5900	12.27%
Fife, Daniel R Conway, AR 72032	258.1130	5.56%
Nicholas J Ruettgers Smithton, IL 62285	362.7740	7.82%
Larry Hearn Greenbrier, AR 72058	646.9350	13.94%
Gail Inman Smyrna, TN 37167	606.2170	13.06%
Class I Shares	Shares	Percentage of Class
LPL FINANCIAL 9785 Town Centre Drive San Diego CA 92121-1968	102,838.3400	17.64%
NFS LLC FEBO TransAmerica Life INS 1150 S Olive St Los Angeles, CA 90015-2211	68,649.7280	11.77%
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr. STE 302 Milwaukee, WI 53212	345,893.1330	59.33%

Compass EMP International 500 Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	826,517.9740	83.04%
Class C Shares	Shares	Percentage of Class
IRA FBO Wade Camp PO Box 2052	672.0090	7.63%

29

Jersey City, NJ 07303-9998
Schepers Connie L San Diego, CA 92121	488.8320	5.55%
Peer Leah 9785 Towne Centre Drive San Diego, CA 92121	458.6040	5.21%
Jon C. Alexander St. Louis, MO 63102	1,220.6890	13.86%
Klann Warren 9785 Towne Centre Drive San Diego, CA 92121	692.6680	7.86%
Braidman Robin San Diego, CA 92121	1,102.1380	12.51%
Ruch, Lynn LA Vergne, TN 37086	677.0120	7.69%
Heithcock Lodge PO Box 57 Franklin, TN 37065	709.3530	8.05%
Carr, Virvinia Cookeville, TN 3806	784.1070	8.90%
Class T Shares	Shares	Percentage of Class
IRA FBO Charles V SM P.O Box 2052 Jersey City, NY 07303-9998	1,148.9190	76.13%
Rebecca Hearn Greenbrier, AR 72058	134.4500	8.91%
Kenthia B Revell 90 Massengill Rd Union City, TN 38261	88.6840	5.88%
Amanda J. Huskey 7000 Thrushgill LN #7207 Franklin, TN 37067	94.6400	6.27%
Class I Shares	Shares	Percentage of Class
NFS LLC FEBO Transamerica Life Ins 1150 S. Olive St. Los Angeles, CA 90015-2211	295,266.8490	16.13
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	1,355,133.6470	74.02%

Compass EMP Emerging Market 500 Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	626,553.7910	76.08%
Class T Shares	Shares	Percentage of Class
IRA FBO Thomas A. Mil P.O. Box 2052 Jersey City, NJ 2052	2,484.3160	7.62%

Michael K Moore P.O. Box 2052 Jersey City, NJ 07303-9998	1,914.0020	5.87%
The Governale Charit P.O. Box 2052 Jersey City, NJ 07303-9998	1,790.4330	5.49%
Graves Roy	2,278.7340	6.99%

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501 North Broadway St. Louis MO 63102
Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	135,461.0290	11.07%
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	533.801.1450	43.63%

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	1,128,565.6370	21.37%
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	2,548,113.6690	48.25%
Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	1,418,169.5380	25.06%
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	1,724,895.2480	30.48%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94104	316,303.6070	5.59%
Class T Shares	Shares	Percentage of Class
Hawkins Margie J 501 North Broadway St. Louis MO 63102	52,238.8060	5.53%

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Compass EMP International 500 Enhanced Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	1,221,078.0610	51.04%
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	870,932.5890	36.40%
Class C Shares	Shares	Percentage of Class
Gleis Gregory 501 North Broadway St Louis, MO 63102	33,711.4280	5.65%
Class T Shares	Shares	Percentage of Class
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	30,021.2950	9.40%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	25.976.1900	7.87%
501 North Broadway St. Louis, MO 63102	25,073.9020	7.60%
Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	755072.0340	12.56
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	2,343,315.8570	38.97%

Compass EMP REC Enhanced Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	211,588.0810	22.53%
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	677,650.0460	72.16%
Class C Shares	Shares	Percentage of Class
Lacroix, David 8 E Cosmos CT Homosassa, FL 34446	6,022.4380	7.29%
Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	98,559.3200	7.30%
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	1,114,652.3750	82.57%
Class T Shares	Shares	Percentage of Class
NFS Adams Family Trust U/A 10/26/93 122 Fountain Ct	2,702.7030	14.00%

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Longwood FL 32750
IRA FBO Trust of Her P.O Bod 2052 Jersey City NJ 07303-998	1,639.2110	8.49%
NFS Mary M Price 5123 Dover Dr Cross Lanes WV 25313	1,362.1890	7.06%
NFS Daniel J Wolf 1006 Sapling Dr Winter SPGS FL 32708	1,882.3890	9.75%
NFS Stanley Aron 1407 Eagle View CT Orlando FL 32708	3,655.8550	19.94%
Graves Roy 501 North BroadwaySt. Louis MO 63102	4,340.0830	22.48%

Compass EMP Commodity Strategies Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	332,825.4820	78.47
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	53,750.7370	12.67%
TTEE Various Retirement Plans 440 Mamaroneck Ave Harrison NY 10528-2418	22,793.5820	5.37%
Class C Shares	Shares	Percentage of Class
Gary Robert Masters PO Box 2052 Jersey City, NJ 07303-9998	1,068.3760	5.10%
RA FBO Darryl Riege P.O. Box 2052 Jersey City, NJ 07303-9998	1,098.9010	5.25%
Braidman Robin 9785 Towne Centre Drive San Diego, CA 92121	1,476.1070	7.05%
NFS FBO Ann Lynettemidyette 6901 Jackman Blvd Winter Park FL 32792	1,770.8330	8.746%
NFS NSPS Michelle Newman 2610 Calle Elegante Thousand Oaks CA 91360	2,564.1030	12.25%
Class I Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	83,047.4200	8.02%
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	933,909.3910	90.20%
Class T Shares	Shares	Percentage of Class

33

Daniel R. Fife 1025 Front St. Suite 1 Conway, AR 72032	155.7310	7.35%
Daniel R. Fife C/F ANNA K FIFE 1025 Front St. Suite 1 Conway, AR 72032	147.4840	6.69%
Daniel R. Fife C/F Shelby Fife 1025 Front St. Suite 1 Conway, AR 72032	233.2250	11.01%
Larry M. Hearn Greenbrier, AR 72058	221.7320	10.47%
Larry Hearn Greenbrier, AR 72058	600.3600	28.34%
Rebecca Hearn Greenbrier, AR 72058	136.7650	6.46%

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	153,653.9360	61.91%
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	87,485.3310	35.25%
Class C Shares	Shares	Percentage of Class
RA FBO Diane Whatle P.O. Box 2052 Jersey City, NJ 07303-9998	1,040.5830	6.55%
May Deana 9785 Towne Centre Drive San Diego, CA 92121	1,287.5540	8.11%
McCarter James 9785 Towne Centre Drive San Diego, CA 92121	922.0920	5.81%
Poche 1112 West Haven Blvd Franklin TN 37064-4873	3,825.1370	24.09%
Talley Richard 4707 Executive Drive San Diego CA 92121-3091	1,586..990	9.99%
Hood John 4707 Executive Drive San Diego CA 92121-3091	797.2070	5.02%
Class T Shares	Shares	Percentage of Class
NFS Adams Family Trust U/A 10/26/93 122 Fountain Ct Longwood FL 32750	3,073.770	32.76%
NFS Stanley Aron 1407 Eagle View CT Orlando FL 32708	4,098.3610	43.68%
NFS Daniel J Wolf 1006 Sapling Dr Winter SPGS FL 32708	2,109.5330	22.49%

34

1006 Sapling Dr Winter SPGS FL 32708
Class I Shares	Shares	Percentage of Class
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	948,563.4600	94.39%

Compass EMP Long/Short Strategies Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	297,212.6000	94.63
Class C Shares	Shares	Percentage of Class
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	497.5980	6.69%
Schaefer Thomas 9785 Towne Centre Drive San Diego, CA 92121	493.4210	6.63%
IRS FBO Larry D Rich PO Box 2052 Jersey City NY 07303-9998	5,599.2680	775.27%
Heithcock Lodge PO Box 57 Franklin, TN 37065	662.5380	8.91%
Class T Shares	Shares	Percentage of Class
Compass Efficient Model Portfolios 213 Overlook Circle A-1 Brentwood, TN 37027	100.0000	8.92%
Vigneron, Joseph 4461 S Buffalo St Orchard Park, NY 14127	1,021.2860	91.08%
Class I Shares	Shares	Percentage of Class
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	1,907,057.7860	98.10%

Compass EMP Market Neutral Income Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	2,358,035.4290	82.74%
Gerlach (Nominee) & CO LLC FBO A/c 3800 Citibank Center STE B3-14 Tampa, Florida 33610	387,185.4560	13.59%
Class C Shares	Shares	Percentage of Class
Pauline H. Moore P.O. Box 2052 Jersey City, NJ 07303-9998	2,017.9510	7.02%
IRA FBO Brenda D Abe P.O. Box 2052 Jersey City, NJ 07303-9998	3,045.2350	10.60%
Miller Rosemary 9785 Towne Centre Drive San Diego CA 92121-1968	2,089.8640	7.27%

35

Pugh-Hall Carolyn9785 Towne Centre Drive San Diego CA 92121-1968	1,589.9320	5.53%
Jacobs Helen 9785 Towne Centre Drive San Diego CA 92121-1968	2,647.1020	9.21%
Howard P Teicher P.O. Box 2052 Jersey City, NJ 07303-9998	2,586.5490	9.00%
Lynn Ruch P.O. Box 868 La Vergne, TN 37086	2,151.8460	7.49%
Michael W. Terwilliger Lebanon, TN 37087	1,478.3730	5.15%
Class I Shares	Shares	Percentage of Class
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	2,455,908.1760	67.74%
Class T Shares	Shares	Percentage of Class
IRA FBO Marc Hess P.O. Box 2052 Jersey City, NJ 07303-9998	710.0600	9.29%
Larry M. Hearn Greenbrier, AR 72058	645.2950	8.44%
Larry M. Hearn Greenbrier, AR 72058	1,746.5780	22.85%
Gail Inman Smyrna, TN 37167	1,824.6390	23.87%
McCollum Mark Dickson, TN 37055	1,575.1310	20.61

Compass EMP Enhanced Fixed Income Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	2,521,136.4460	86.44%
Gerlach (Nominee) & CO LLC FBO A/c 3800 Citibank Center STE B3-14 Tampa Florida 33610	325,091.4020	11.15%
Class C Shares	Shares	Percentage of Class
IRA FBO Brenda D Abe PO Box 2052 Jersey City, NJ 07303-9998	3,015.0750	7.09%
Jacobs Helen San Diego CA 92121-1968	2,732.0310	6.43%
Howard P Teicher P.O. Box 2052 Jersey City, NJ 07303-9998	2,556.2370	6.01%
Brian, Glenn Christina, TN 37037	3,096.5390	7.29%
Lynn Ruch P.O. Box 868 La Vergne, TN 37086	6,406.7220	15.08%
Michael W. Terwilliger Lebanon, TN 37087	4,397.9240	10.35%
Class I Shares	Shares	Percentage of Class

36

NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	1,754,193.2110	82.47%
Class T Shares	Shares	Percentage of Class
NFS Adams Family Trust U/A 10/26/93 122 Fountain Ct Longwood FL 32750	3,009.0270	12.08%
NFS Daniel J Wolf 1006 Sapling Dr Winter SPGS FL 32708	2,065.5410	8.29%
NFS Stanley Aron 1407 Eagle View CT Orlando FL 32708	4,012.0360	16.11%
Larry M. Hearn Greenbrier, AR 72058	1,915.0230	7.69%
Larry Hearn Greenbrier, AR 72058	5,189.6750	20.82%
Gail Inman Smyrna, TN 37167	5,339.1140	21.43%

Compass EMP Ultra Short-Term Fixed Income Fund
Class A Shares	Shares	Percentage of Class
Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	50,000.000	9.27%
Jamack, LLC 9785 Town Centre Drive San Diego CA 92121-1968	412,893.7110	76.54%
Class I Shares	Shares	Percentage of Class
NFS OMNIBUS – Cash/Cash 1555 N Rivercenter Dr STE 302 Milwaukee, WI 53212	302,096.6000	31.95%
Andrew Blank Revocable Trust 3455 NW 54th Street Miami, FL 33142	515,382.8980	54.51%

37

INVESTMENT ADVISOR

The Investment Advisor of the Funds is Compass Efficient Model Portfolios, LLC, also known as Compass EMP (the "Advisor"), 213 Overlook Circle, Suite A-1 Brentwood, TN 37027.  Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of each Fund's investment portfolio, directly or through a sub-adviser.  The Advisor was formed in 1996 and, as of September 30, 2014, has approximately $1.5 billion in assets under advisement or management for individuals, institutions and financial advisors across the country. The Advisor is deemed to be controlled by Stephen Hammers and David Moore because each owns more than 25% of the interests in the Advisor.

A Management Agreement provides that the Advisor will provide each Fund with investment advice and supervision and will continuously furnish an investment program for each Fund consistent with the investment objectives and policies of the Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

For its services under the Management Agreement, the Advisor is paid a monthly management fee at the annual rate based on the average daily net assets of the Fund.  Additionally, the Advisor has contractually agreed to waive fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees, and extraordinary expenses such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) at the amounts disclosed in the Prospectus through October 31, 2015 for each Fund.  Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.  A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement is available in each Fund's annual shareholder report.

Except for the expenses described above that have been assumed by the Advisor, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Management Agreement with the Funds continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons," or by the shareholders of the applicable Fund.  The Management Agreement may be terminated at any time upon 60 days' written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days' written notice by the Advisor and will terminate automatically upon assignment.

The Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.  The table below provides information about the advisory fees paid to the Adviser by each Fund for the fiscal period ended June 30, 2013 and fiscal year ended June 30, 2014.

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June 30, 2014
Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expense Reimbursed
Compass EMP U.S. 500 Volatility Weighted Fund	0.85%	$349,495	$60,111	$289,384	-
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	0.90%	$137,707	$62,236	75,471	-
Compass EMP International 500 Volatility Weighted Fund	1.00%	$307,710	$156,294	$151,416	-
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.05%	$152,583	$282,199	-	$129,616
Compass EMP REC Enhanced Volatility Weighted Fund	1.05%	$214,053	$55,433	$158,620	-
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.25%	$1,653,898	$113,611	$1,540,287	-
Compass EMP Long/Short Strategies Fund	1.25%	$336,450	$44,987	$291,463	-
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.25%	$820,490	$214,072	$606,418	-
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	1.25%	$192,873	$59,019	$133,854	-
Compass EMP Commodity Strategies Volatility Weighted Fund	1.05%	$174,554	$49,104	$125,450	-
Compass EMP Market Neutral Income Fund	0.75%	$260,127	$43,172	$216,955	-
Compass EMP Enhanced Fixed Income Fund	0.50%	$316,265	$55,861	$260,404	-
Compass EMP Ultra Short-Term Fixed Income Fund	0.40%	$64,621	$64,621	-	$6,746

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June 30, 2013
Fund	Management Fee	Fees Earned by the Adviser	Advisory Fees Waived	Net Fees Earned by the Adviser	Expense Reimbursed
Compass EMP U.S. 500 Volatility Weighted Fund	0.85%	$49,575	$22,927	$26,648	-
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	0.90%	$19,837	$19,837	-	$691
Compass EMP International 500 Volatility Weighted Fund	1.00%	$48,913	$48,913	-	$60,307
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.05%	$20,724	$20,724	-	$129,278
Compass EMP REC Enhanced Volatility Weighted Fund	1.05%	$21,225	$10,798	$10,427	-
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.25%	$122,816	$23,076	$99,740	-
Compass EMP Long/Short Strategies Fund	1.25%	$62,495	$14,806	$47,689	-
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.25%	$81,282	$81,282	-	$49,679
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	1.25%	$73,218	$14,579	$58,639	-
Compass EMP Commodity Strategies Volatility Weighted Fund	1.05%	$44,030	$13,511	$30,519	-
Compass EMP Market Neutral Income Fund	0.75%	$66,271	$13,054	$53,217	-
Compass EMP Enhanced Fixed Income Fund	0.50%	$109,376	$24,387	$84,989	-
Compass EMP Ultra Short-Term Fixed Income Fund	0.40%	$15,244	$15,244	-	$2,110

40

PORTFOLIO MANAGERS

As described in the Prospectus, the Portfolio Managers listed below are responsible for the management of one or more Funds and, as of June 30, 2014, the other accounts set forth in the following tables.

Ownership of Securities

Portfolio Manager	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
STEPHEN HAMMERS
Registered Investment Companies	21	$739 million	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	389	$229 million	none	$0
ALEX PAZDAN
Registered Investment Companies	21	$739 million	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	1	$1.5 million	1	$1.5 million
DAN BANASZAK
Registered Investment Companies	21	$739 million	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	389	$229 million	none	$0
DAVID HALLAM
Registered Investment Companies	21	$739 million	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	389	$229 million	none	$0
ROBERT BATEMAN
Registered Investment Companies	21	$739 million	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	389	$229 million	none	$0

Mr. Hammers' compensation from the Advisor is based on a salary plus a share of the net income of the Advisor, if any. Mssrs. Pazdan, Banaszak, Hallum and Bateman’s salary from the Advisor is based on a salary.

As of June 30, 2014, Mr. Hammers beneficially owned the following of each Fund:

Fund
Compass EMP U.S. 500 Volatility Weighted Fund	$10,001 - $50,000
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$10,001 - $50,000

41

Compass EMP International 500 Volatility Weighted Fund	$10,001 - $50,000
Compass EMP Emerging Market 500 Volatility Weighted Fund	$10,001 - $50,000
Compass EMP REC Enhanced Volatility Weighted Fund	$10,001 - $50,000
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$10,001 - $50,000
Compass EMP Long/Short Strategies Fund	$10,001 - $50,000
Compass EMP International 500 Enhanced Volatility Weighted Fund	$10,001 - $50,000
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$10,001 - $50,000
Compass EMP Commodity Strategies Volatility Weighted Fund	$10,001 - $50,000
Compass EMP Market Neutral Income Fund	$10,001 - $50,000
Compass EMP Enhanced Fixed Income Fund	$10,001 - $50,000
Compass EMP Ultra Short-Term Fixed Income Fund	$10,001 - $50,000

As of June 30, 2014, Mr. Pazdan beneficially owned the following of each Fund:

Fund
Compass EMP U.S. 500 Volatility Weighted Fund	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$0
Compass EMP International 500 Volatility Weighted Fund	$0
Compass EMP Emerging Market 500 Volatility Weighted Fund	$0
Compass EMP REC Enhanced Volatility Weighted Fund	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Long/Short Strategies Fund	$0
Compass EMP International 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Volatility Weighted Fund	$0
Compass EMP Market Neutral Income Fund	$50,001 - $100,000
Compass EMP Enhanced Fixed Income Fund	$0
Compass EMP Ultra Short-Term Fixed Income Fund	$0

As of June 30, 2014, Mr. Banazak beneficially owned the following of each Fund:

Fund
Compass EMP U.S. 500 Volatility Weighted Fund	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$0
Compass EMP International 500 Volatility Weighted Fund	$0
Compass EMP Emerging Market 500 Volatility Weighted Fund	$0
Compass EMP REC Enhanced Volatility Weighted Fund	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Long/Short Strategies Fund	$0
Compass EMP International 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Volatility Weighted Fund	$0
Compass EMP Market Neutral Income Fund	$0
Compass EMP Enhanced Fixed Income Fund	$0
Compass EMP Ultra Short-Term Fixed Income Fund	$0

42

As of June 30, 2014, Mr. Hallum beneficially owned the following of each Fund:

Fund
Compass EMP U.S. 500 Volatility Weighted Fund	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$0
Compass EMP International 500 Volatility Weighted Fund	$0
Compass EMP Emerging Market 500 Volatility Weighted Fund	$0
Compass EMP REC Enhanced Volatility Weighted Fund	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Long/Short Strategies Fund	$0
Compass EMP International 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Volatility Weighted Fund	$0
Compass EMP Market Neutral Income Fund	$0
Compass EMP Enhanced Fixed Income Fund	$0
Compass EMP Ultra Short-Term Fixed Income Fund	$0

As of June 30, 2014, Mr. Bateman beneficially owned the following of each Fund:

Fund
Compass EMP U.S. 500 Volatility Weighted Fund	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$0
Compass EMP International 500 Volatility Weighted Fund	$0
Compass EMP Emerging Market 500 Volatility Weighted Fund	$0
Compass EMP REC Enhanced Volatility Weighted Fund	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Long/Short Strategies Fund	$0
Compass EMP International 500 Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Volatility Weighted Fund	$0
Compass EMP Market Neutral Income Fund	$0
Compass EMP Enhanced Fixed Income Fund	$0
Compass EMP Ultra Short-Term Fixed Income Fund	$0

Conflicts of Interest

In general, when a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor or a Sub-Advisor, if any, may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it could receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below for the Portfolio Managers.

The Advisor attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Advisor may recommend or cause a client to invest in a security in which another client of the Advisor has an ownership position.  The Advisor has adopted certain procedures intended to treat all client accounts in a fair and equitable manner.  To the extent that the Advisor seeks to purchase or sell the same security for multiple client accounts, the Advisor may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements.  When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order.  When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions.  Each participating account will receive the average share price for the bunched order on the same business day.

43

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT SERVICES

Gemini Fund Services, LLC ("GFS"), which has its principal office at 80 Arkay Drive, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Funds pursuant to a Fund Services Agreement (the "Agreement") with the Funds and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on July 12, 2012 and will remain in effect for two years from the applicable effective date for the Funds, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor Fund holdings and operations for post-trade compliance with the Fund's registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Fund's independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Fund; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to the Agreement. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For all such services rendered to the Funds under the Agreement, each Fund pays an allocated fee under which the Funds pay GFS a fee equal to 13 basis points (0.13%) on the first $50 million of net assets; 10 basis points (0.10%) on net assets of $50 million to $100 million; 8 basis points (0.08%) on net assets of $100 million to $250 million; 6 basis points (0.06%) on net assets of $250 million to $500 million; 4 basis points (0.04%) on net assets of $500 million to $1 billion; 2 basis points (0.02%) on net assets greater than $1 billion.  The Funds also pay GFS for any out-of-pocket

44

expenses.  Each of the following Funds accrued the following amounts in administrative fees for the fiscal period ended June 30, 2013 and fiscal year ended June 30, 2014:

Fund	June 30, 2014	June 30, 2013
Compass EMP U.S. 500 Volatility Weighted Fund	$42,564	$16,571
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$24,411	$12,960
Compass EMP International 500 Volatility Weighted Fund	$84,672	$40,788
Compass EMP Emerging Market 500 Volatility Weighted Fund	$70,316	$34,629
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$107,520	$18,662
Compass EMP International 500 Enhanced Volatility Weighted Fund	$109,566	$42,005
Compass EMP REC Enhanced Volatility Weighted Fund	$16,755	$3,360
Compass EMP Commodity Strategies Volatility Weighted Fund	$17,746	$5,612
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$14,290	42,005
Compass EMP Long/Short Strategies Fund	$25,945	$6,745
Compass EMP Market Neutral Income Fund	$31,352	$10,416
Compass EMP Enhanced Fixed Income Fund	$53,007	$23,768
Compass EMP Ultra Short-Term Fixed Income Fund	$13,097	$4,005

CUSTODIAN

US Bank, N.A., (the "Custodian"), 1555 N. Rivercenter Dr., Milwaukee, WI  53212, serves as the custodian of each Fund's assets pursuant to a custody agreement (the "Custody Agreement") by and between the Custodian and the Trust on behalf of the Funds.  The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. Each Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

COMPLIANCE SERVICES

Northern Lights Compliance Services, LLC ("NLCS"), located at 80 Arkay Drive, Hauppauge, NY 11788, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.  NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act.  For the compliance services rendered to each Fund, each Fund pays NLCS a one-time fee of $2,500, plus an annual fee, based on each Fund’s assets, ranging from $13,500 (net assets of $50 million or less) to $31,500 (net assets over $1 billion).  Each Fund also pays NLCS for any out-of-pocket expenses.  For the fiscal year ended June 30, 2014, each Fund paid the following fees for compliance services:

Fund	Compliance Service Fees as of June 30, 2014
Compass EMP U.S. 500 Volatility Weighted Fund	$4,311
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$1,599
Compass EMP International 500 Volatility Weighted Fund	$3,211
Compass EMP Emerging Market 500 Volatility Weighted Fund	$1,436
Compass EMP REC Enhanced Volatility Weighted Fund	$2,065
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$12,661
Compass EMP Long/Short Strategies Fund	$3,461
Compass EMP International 500 Enhanced Volatility Weighted Fund	$6,259
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$1,709
Compass EMP Commodity Strategies Volatility Weighted Fund	$2,146

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Compass EMP Market Neutral Income Fund	$3,580
Compass EMP Enhanced Fixed Income Fund	$7,405
Compass EMP Ultra Short-Term Fixed Income Fund	$1,798

DISTRIBUTOR

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Fund's shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal period ended June 30, 2013 and fiscal year ended June 30, 2014:

June 30, 2014
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Compass EMP U.S. 500 Volatility Weighted Fund	$4,859	$0	$12,227	$46,579
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$320	$0	$12,831	$14,039
Compass EMP International 500 Volatility Weighted Fund	$36	$0	$72,052	$28,298
Compass EMP Emerging Market 500 Volatility Weighted Fund	$1,824	$0	$51,676	$18,033
Compass EMP REC Enhanced Volatility Weighted Fund	$769	$0	$10,679	$22,325
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$71,993	$0	$46,914	$116,606
Compass EMP Long/Short Strategies Fund	$196	$0	$4,547	$10,975
Compass EMP International 500 Enhanced Volatility Weighted Fund	$9,942	$0	$178,483	$61,942

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Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$333	$0	$0	$6,112
Compass EMP Commodity Strategies Volatility Weighted Fund	$6	$0	$0	$9,592
Compass EMP Market Neutral Income Fund	$109	$0	$63,414	$32,345
Compass EMP Enhanced Fixed Income Fund	$366	$0	$0	$107,519
Compass EMP Ultra Short-Term Fixed Income Fund	$0	$0	$0	$16,153
The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

June 30, 2013
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Compass EMP U.S. 500 Volatility Weighted Fund	$1,674	$0	$0	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$145	$0	$0	$0
Compass EMP International 500 Volatility Weighted Fund	$62	$0	$0	$0
Compass EMP Emerging Market 500 Volatility Weighted Fund	$23	$0	$0	$0
Compass EMP REC Enhanced Volatility Weighted Fund	$750	$0	$0	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$15,092	$0	$0	$0
Compass EMP Long/Short Strategies Fund	$0	$0	$0	$0
Compass EMP International 500 Enhanced Volatility Weighted Fund	$320	$0	$0	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$0	$0	$0	$0
Compass EMP Commodity Strategies Volatility Weighted Fund	$12	$0	$0	$0
Compass EMP Market Neutral Income Fund	$0	$0	$0	$0
Compass EMP Enhanced Fixed Income Fund	$73	$0	$0	$0

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Compass EMP Ultra Short-Term Fixed Income Fund	$43	$0	$0	$0
The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

Rule 12b-1 Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor's account maintenance services under this Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares, up to 0.50% for Class T shares and up to 1.00% for Class C shares of the Fund's average daily net assets attributable to the relevant class. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund's average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Rule 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Fund may make other payments, such as contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund's investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients. From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund.  Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA.  The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.  For the fiscal period and year indicated below, each Fund paid the following allocated distribution fees:

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Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended June 30, 2014
	Compass EMP U.S. 500 Volatility Weighted Fund	Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	Compass EMP International 500 Volatility Weighted Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund	Compass EMP REC Enhanced Volatility Weighted Fund
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to underwriter/distributor	None	None	None	None	None
Payment to dealers	$6,191	$9,153	$770	$9,283	$5,887
Compensation to sales personnel	None	None	None	None	None
Other	$40,579	$14,039	$28,298	$18,033	$22,325
Total	$46,770	$23,192	$29,068	$27,316	$28,212

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended June 30, 2014
	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	Compass EMP Long/Short Strategies Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	None	None	None	None
Payment to dealers	$182,847	$193	$34,627	$359
Compensation to sales personnel	None	None	None	None
Other	$116,606	$10,975	$61,942	$6,112
Total	$299,453	$11,168	$96,569	$6,471

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Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended June 30, 2014
	Compass EMP Commodity Strategies Volatility Weighted Fund	Compass EMP Market Neutral Income Fund	Compass EMP Enhanced Fixed Income Fund	Compass EMP Ultra Short-Term Fixed Income Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	None	None	None	None
Payment to dealers	$608	$878	$738	$44
Compensation to sales personnel	None	None	None	None
Other	$9,592	$32,345	$107,519	$16,153
Total	$10,200	$33,223	$108,257	$16,197

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended June 30, 2013
	Compass EMP U.S. 500 Volatility Weighted Fund	Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	Compass EMP International 500 Volatility Weighted Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund	Compass EMP REC Enhanced Volatility Weighted Fund
Advertising/Marketing	None	None	None	None	None
Printing/Postage	None	None	None	None	None
Payment to underwriter/distributor	None	None	None	None	None
Payment to dealers	$4,963	$1,748	$4,172	$1,579	$1,919
Compensation to sales personnel	None	None	None	None	None
Other	$9,634	$3,393	$8,099	$3,064	$3,725
Total	$14,597	$5,141	$12,271	$4,643	$5,644

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Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended June 30, 2013
	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	Compass EMP Long/Short Strategies Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	None	None	None	None
Payment to dealers	$9,202	$2,827	$5,669	$1,600
Compensation to sales personnel	None	None	None	None
Other	$17,863	$5,489	$11,005	$3,107
Total	$27,065	$8,316	$16,674	$4,707

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended June 30, 2013
	Compass EMP Commodity Strategies Volatility Weighted Fund	Compass EMP Market Neutral Income Fund	Compass EMP Enhanced Fixed Income Fund	Compass EMP Ultra Short-Term Fixed Income Fund
Advertising/Marketing	None	None	None	None
Printing/Postage	None	None	None	None
Payment to distributor	None	None	None	None
Payment to dealers	$1,746	$6,103	$18,823	$1,692
Compensation to sales personnel	None	None	None	None
Other	$3,389	$11,846	$36,538	$3,285
Total	$5,135	$17,949	$55,361	$4,977

CODES OF ETHICS

The Trust, the Advisor and the Distributor, have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940.  These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.  In that regard, Fund portfolio managers and other investment personnel must pre-clear and report their personal securities transactions and holdings, which are

51

reviewed for compliance with the Code. Fund portfolio managers and other investment personnel who comply with the Code's pre-clearance and disclosure procedures may be permitted to purchase, sell or hold securities which also may be or are held in a Fund they manage or for which they otherwise provide investment advice.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Fund's Advisor.  The Advisor will vote such proxies in accordance with its proxy voting policies and procedures.  The Advisor's proxy voting policies and procedures are attached as Appendix B to this SAI.

The actual voting records relating to portfolio securities for each Fund during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, (888) 944-4367 or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the proxy voting (888) 944-4367 and will be sent within three business days of receipt of a request.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, the Advisor is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Advisor is also responsible for the implementation of those decisions, including the selection of broker/dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund's portfolio securities, it is the Advisor's policy to obtain quality execution at the most favorable prices through responsible broker/dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker/dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Advisor or the Funds. It is not the policy of the Advisor to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Funds. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, the Advisor may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. The Advisor may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

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The Advisor receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund's portfolio is likely to be invested. The Advisor cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, the Advisor may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers.

Certain broker/dealers, which provide quality execution services, also furnish research services to the Advisor. The Advisor has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the accounts as to which it exercises investment discretion. Accordingly, the Advisor may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC. The table below provides information about the broker commissions paid by each Fund for the fiscal period ended June 30, 2013 and fiscal year ended June 30, 2014:

Fund	Commissions Paid June 30, 2014
Compass EMP U.S. 500 Volatility Weighted Fund	$12,227
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$12,831
Compass EMP International 500 Volatility Weighted Fund	$72,052
Compass EMP Emerging Market 500 Volatility Weighted Fund	$51,676
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$46,914
Compass EMP International 500 Enhanced Volatility Weighted Fund	$178,483
Compass EMP REC Enhanced Volatility Weighted Fund	$10,679
Compass EMP Commodity Strategies Volatility Weighted Fund	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$0
Compass EMP Long/Short Strategies Fund	$4,547
Compass EMP Market Neutral Income Fund	$63,414
Compass EMP Enhanced Fixed Income Fund	$0
Compass EMP Ultra Short-Term Fixed Income Fund	$0-

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Fund	Commissions Paid June 30, 2013
Compass EMP U.S. 500 Volatility Weighted Fund	$3,270
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$2,888
Compass EMP International 500 Volatility Weighted Fund	$9,491
Compass EMP Emerging Market 500 Volatility Weighted Fund	$10,585
Compass EMP REC Enhanced Volatility Weighted Fund	$1,921
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$6,696
Compass EMP Long/Short Strategies Fund	$112
Compass EMP International 500 Enhanced Volatility Weighted Fund	$15,454
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	$1.00
Compass EMP Commodity Strategies Volatility Weighted Fund	$3.00
Compass EMP Market Neutral Income Fund	$3.00
Compass EMP Enhanced Fixed Income Fund	-
Compass EMP Ultra Short-Term Fixed Income Fund	-

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust's secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined each day the New York Stock Exchange ("NYSE") is open, as of the close of the regular trading session of the NYSE that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Fund's net assets by the number of its shares outstanding. The NYSE is open Monday through Friday except on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In determining each Fund's NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price ("NOCP").  If no sale price is reported, the mean between the current bid and asked prices is used. If

54

market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefore, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Fund is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with a Fund's Distributor or from the Distributor directly.  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A, Class T, Class C and Class I shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds.  The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

55

All Funds (Except Compass EMP Ultra Short-Term Fixed Income Fund)
Net Asset Value per share	$10.00
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share) for each Fund	$0.61
Per Share Offering Price to the Public	$10.61

Compass EMP Ultra Short-Term Fixed Income Fund
Net Asset Value per share	$10.00
Per Share Sales Charge—1.00% of public offering price (1.01% of net asset value per share) for each Fund	$0.10
Per Share Offering Price to the Public	$10.10

Class T Shares

You may purchase Class T shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class T shares of the Funds.  The example assumes a purchase of Class T shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class T shares.

All Funds (Except Compass EMP Ultra Short-Term Fixed Income Fund)
Net Asset Value per share	$10.00
Per Share Sales Charge—3.50% of public offering price (3.63% of net asset value per share) for each Fund	$0.36
Per Share Offering Price to the Public	$10.36

Class A and Class T Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in a Fund.  Purchase requests should be addressed to the dealer or agent from which the Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer's or broker's responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone normally will be processed within three business days.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A AND CLASS T SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A and Class T shares immediately by stating his or her intention to invest in Class A or Class T shares of one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Funds' Prospectus under "How to Buy Shares — Class A and Class T Shares" and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A or Class T shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A or Class T shares of a Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A or Class T shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A or Class T shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A or Class T shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A or Class T restricted shares will be redeemed at the current net asset value to pay such charge.

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Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all Funds in the Trust to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day's net asset value.

(a)

Investor's current purchase of Class A or Class T shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A or Class T shares of the Fund held by Investor.

For example, if Investor owned Class A or Class T shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A or Class T shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A or Class T shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A AND CLASS T SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for purchases by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A or Class T shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

EXCHANGE PRIVILEGE

As described in the Funds' Prospectus under "How To Redeem Shares—Exchange Privilege," each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in the other fund, in the same class shares at net asset value.  The exchange privilege may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders where such exchanges may be legally made.  A shareholder considering an exchange should obtain and read the prospectus of that Fund and consider the differences between it and the Fund whose shares he owns before making an exchange.  For further information on how to exercise the exchange privilege, contact the Transfer Agent.

NET ASSET VALUE

For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from

57

the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

REDEMPTIONS IN KIND

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount of such request is large enough to affect operations. For example, if the request is greater than $250,000 or 1% of the Fund's assets. The securities will be chosen by the Fund and valued at the Fund's NAV. A shareholder may incur transaction expenses in converting these securities to cash.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

Each Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.  Capital losses may be carried forward indefinitely and retain the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the respective Fund unless a shareholder elects to receive cash.

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To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by

59

shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a  "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether they receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

Each Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate

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such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Wholly-Owned Subsidiaries

The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and Compass EMP Commodity Strategies Volatility Weighted Fund and Compass EMP Commodity Strategies Volatility Weighted Fund each intends to invest a portion of its assets in a Fund's respective Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as each Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of a Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax.  Income subject to such a flat tax includes dividends and certain interest income.  The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

Each Subsidiary will be wholly-owned by a Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code.  A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the applicable Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a "U.S. Shareholder" and the Subsidiary will be a CFC. As a "U.S. Shareholder," the Fund will be required to include in gross income for United States federal income tax purposes all of the

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Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income."  "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives.  "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in a Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

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A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds' independent registered public accounting firm is BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA  19103.  Shareholders will receive annual financial statements, together with a report of the independent registered public accountants, and semiannual unaudited financial statements of the Funds.  The independent registered public accountants will report on the Funds' annual financial statements, review certain regulatory reports and the Funds' income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of their shares has been provided by Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Funds for the fiscal year ended June 30, 2014.  You can obtain a copy of the Annual Report without charge by calling the Funds at 1-888-944-4367.

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APPENDIX A – ADVISOR'S PROXY VOTING POLICIES

COMPASS EFFICIENT MODEL PORTFOLIOS, LLC

PROXY VOTING POLICIES AND PROCEDURES

(Adopted October 13, 2008)

Pursuant to the recent adoption by the Securities and Exchange Commission (the "Commission") of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, Compass Efficient Model Portfolios, LLC (hereinafter "we" or "our") has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors.  While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal may impact the financial prospects of a company, and vote accordingly.

We believe that we invest in companies with strong management.  Therefore we will tend to vote proxies consistent with management's recommendations. However, we will vote contrary to

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management's recommendations if we believe those recommendations are not consistent with increasing shareholder value.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company's board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

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Requiring senior executives to hold stock in a company.

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Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan's impact on ownership interests.

Corporate Structure

We view the exercise of shareholders' rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity

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interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-(888) 944-4367. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client's securities.

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